Quarterly Holdings Report
for
Fidelity ZERO® International Index Fund
January 31, 2024
IID-NPRT1-0324
1.9891456.105
Common Stocks - 95.4%
	Shares	Value ($)
Australia - 4.9%
AGL Energy Ltd.	83,875	473,721
ALS Ltd.	69,193	568,492
Altium Ltd.	17,682	568,049
Alumina Ltd. (a)	325,931	245,203
AMP Ltd.	395,292	239,733
Ampol Ltd.	34,158	807,922
Ansell Ltd.	17,514	275,457
ANZ Group Holdings Ltd.	424,575	7,491,365
APA Group unit	179,725	994,076
Aristocrat Leisure Ltd.	92,047	2,653,773
ASX Ltd.	27,569	1,178,640
Atlas Arteria Ltd. unit	156,680	552,360
Aurizon Holdings Ltd.	256,815	633,057
Bank of Queensland Ltd.	93,291	366,257
Bendigo & Adelaide Bank Ltd.	82,871	529,458
BHP Group Ltd.	717,979	21,965,875
BlueScope Steel Ltd.	64,035	977,707
Brambles Ltd.	196,444	1,873,048
CAR Group Ltd.	53,524	1,149,231
Challenger Ltd.	62,974	267,147
Charter Hall Group unit	68,556	534,716
Cleanaway Waste Management Ltd.	311,138	526,735
Cochlear Ltd.	9,275	1,840,614
Coles Group Ltd.	189,679	1,968,371
Commonwealth Bank of Australia	237,036	18,075,046
Computershare Ltd.	81,496	1,349,838
DEXUS Property Group unit	155,401	786,433
Dominos Pizza Enterprises Ltd.	9,666	248,624
EBOS Group Ltd.	22,789	521,875
Endeavour Group Ltd.	195,912	716,986
Evolution Mining Ltd.	280,541	587,662
Fortescue Ltd.	239,648	4,631,617
Glencore PLC	1,580,613	8,362,957
Goodman Group unit	244,369	4,056,324
IDP Education Ltd.	38,613	494,469
IGO Ltd.	93,561	454,820
Iluka Resources Ltd.	58,876	274,985
Incitec Pivot Ltd.	268,992	469,762
Insurance Australia Group Ltd.	345,982	1,358,126
JB Hi-Fi Ltd.	15,379	572,137
Lendlease Group unit	99,933	479,727
Liontown Resources Ltd. (a)(b)	295,986	197,090
Lynas Rare Earths Ltd. (a)	129,621	492,856
Macquarie Group Ltd.	50,825	6,271,269
Magellan Financial Group Ltd. warrants 4/16/27 (a)	1,938	189
Medibank Private Ltd.	393,056	984,072
Metcash Ltd.	138,094	327,582
Mineral Resources Ltd.	24,740	954,192
Mirvac Group unit	567,556	797,644
National Australia Bank Ltd.	443,799	9,359,901
NEXTDC Ltd. (a)	74,194	671,690
Nine Entertainment Co. Holdings Ltd.	200,766	257,582
Northern Star Resources Ltd.	163,777	1,404,848
Orica Ltd.	63,184	666,395
Origin Energy Ltd.	245,591	1,370,694
Orora Ltd.	185,872	337,838
Pilbara Minerals Ltd.	401,699	914,937
Qantas Airways Ltd. (a)	122,380	441,225
QBE Insurance Group Ltd.	211,507	2,177,799
Qube Holdings Ltd.	253,545	539,051
Ramsay Health Care Ltd.	25,906	863,669
REA Group Ltd.	7,368	878,757
Reece Ltd.	30,772	453,282
Rio Tinto Ltd.	52,578	4,524,200
Rio Tinto PLC	157,724	10,917,566
Santos Ltd.	462,494	2,337,418
Scentre Group unit	744,155	1,479,416
SEEK Ltd.	51,149	843,206
Sonic Healthcare Ltd.	67,401	1,405,324
South32 Ltd.	637,725	1,380,814
Steadfast Group Ltd.	157,151	608,076
Stockland Corp. Ltd. unit	342,652	1,011,890
Suncorp Group Ltd.	179,435	1,651,617
Telstra Group Ltd.	573,143	1,511,569
The GPT Group	266,237	804,668
The Lottery Corp. Ltd.	317,020	1,040,581
Transurban Group unit	436,378	3,833,684
Treasury Wine Estates Ltd.	114,743	804,592
Vicinity Centres unit	539,075	715,572
Washington H. Soul Pattinson & Co. Ltd.	35,156	785,847
Wesfarmers Ltd.	160,360	6,070,740
Westpac Banking Corp.	496,261	7,785,156
Whitehaven Coal Ltd.	120,628	659,443
WiseTech Global Ltd.	25,887	1,218,789
Woodside Energy Group Ltd.	269,143	5,629,456
Woolworths Group Ltd.	172,395	4,048,691
WorleyParsons Ltd.	51,784	497,309
TOTAL AUSTRALIA		184,050,581
Austria - 0.2%
ams-OSRAM AG (a)	135,692	322,346
Andritz AG	9,999	617,558
BAWAG Group AG (c)	11,887	614,566
CA Immobilien Anlagen AG	6,263	205,760
Erste Group Bank AG	50,466	2,184,271
Immofinanz AG (a)(d)	7,756	0
Lenzing AG (a)	2,211	73,953
Mondi PLC	62,710	1,123,740
Oesterreichische Post AG	4,147	140,500
OMV AG	20,173	900,598
Raiffeisen International Bank-Holding AG	19,461	406,329
UNIQA Insurance Group AG	17,977	151,148
Verbund AG	11,862	969,777
Voestalpine AG	14,687	438,074
Wienerberger AG	14,611	497,073
TOTAL AUSTRIA		8,645,693
Bailiwick of Jersey - 0.0%
Arcadium Lithium PLC CDI	86,069	435,788
Belgium - 0.6%
Ackermans & Van Haaren SA	3,184	533,003
Aedifica SA	6,641	434,922
Aedifica SA rights (a)(e)	5,998	12,417
Ageas	24,370	1,048,462
Anheuser-Busch InBev SA NV	147,393	9,117,377
Cofinimmo SA	5,271	384,505
D'ieteren Group	3,138	636,535
Elia Group SA/NV	4,719	570,160
Euronav NV	13,413	236,275
Galapagos NV (a)	6,983	261,951
Groupe Bruxelles Lambert SA	13,813	1,050,911
KBC Group NV	47,893	3,130,322
Lotus Bakeries SA	58	494,550
Sofina SA	2,169	521,783
Solvay SA Class A	10,419	286,450
Syensqo SA	10,419	928,822
UCB SA	17,213	1,623,962
Umicore SA	28,643	651,527
Warehouses de Pauw	24,678	727,544
TOTAL BELGIUM		22,651,478
Brazil - 1.3%
3R Petroleum Oleo e Gas SA (a)	29,395	162,449
Allos SA	58,200	288,392
Ambev SA	624,600	1,648,992
Atacadao SA	73,600	154,646
B3 SA - Brasil Bolsa Balcao	827,900	2,187,391
Banco Bradesco SA	216,759	598,511
Banco BTG Pactual SA unit	162,600	1,182,152
Banco do Brasil SA	202,100	2,302,710
BB Seguridade Participacoes SA	97,000	670,566
BRF SA (a)	121,200	341,260
CCR SA	138,200	365,974
Centrais Eletricas Brasileiras SA (Electrobras)	150,051	1,235,988
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	48,700	775,166
Companhia Paranaense de Energia-COPEL	51,600	93,422
Companhia Siderurgica Nacional SA (CSN)	83,900	300,248
Compania de Saneamento do Parana	36,400	206,304
Cosan SA	167,400	617,309
Embraer SA (a)	100,600	462,552
Energisa SA unit	34,800	355,488
Eneva SA (a)	178,500	459,725
ENGIE Brasil Energia SA	35,250	288,722
Equatorial Energia SA	124,024	886,923
Hapvida Participacoes e Investimentos SA (a)(c)	696,800	545,694
Hypera SA	55,900	358,006
Klabin SA unit	115,000	494,177
Localiza Rent a Car SA	122,460	1,337,707
Localiza Rent a Car SA rights 2/5/24 (a)	439	797
Lojas Renner SA	134,440	435,524
Magazine Luiza SA (a)	404,580	171,488
Multiplan Empreendimentos Imobiliarios SA	37,900	213,122
Natura & Co. Holding SA (a)	121,788	393,309
Nu Holdings Ltd. (a)	340,585	2,932,437
PagSeguro Digital Ltd. (a)	27,618	355,444
Petroleo Brasileiro SA - Petrobras (ON)	521,800	4,440,313
Prio SA	111,100	985,109
Raia Drogasil SA	159,292	813,436
Rede D'Oregon Sao Luiz SA (c)	147,905	810,516
Rumo SA	175,400	816,390
Sendas Distribuidora SA	195,800	539,849
StoneCo Ltd. Class A (a)	37,021	636,391
Suzano Papel e Celulose SA	105,053	1,094,549
Telefonica Brasil SA	48,700	504,851
TIM SA	112,300	393,041
Totvs SA	63,000	400,807
Transmissora Alianca de Energia Eletrica SA	30,500	227,100
Ultrapar Participacoes SA	103,400	587,917
Vale SA	513,843	7,027,693
Vibra Energia SA	167,200	801,510
Weg SA	208,300	1,359,685
Wheaton Precious Metals Corp.	64,187	3,008,236
XP, Inc. (depository receipt)	50,989	1,249,819
Yara International ASA	23,456	779,246
TOTAL BRAZIL		49,299,053
Cameroon - 0.0%
Golar LNG Ltd.	14,694	320,476
Canada - 7.1%
Agnico Eagle Mines Ltd. (Canada)	70,194	3,450,050
Air Canada (a)	46,877	635,278
Alamos Gold, Inc.	56,746	687,140
Algonquin Power & Utilities Corp.	96,120	569,807
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	103,604	6,070,827
AltaGas Ltd.	40,232	836,390
ARC Resources Ltd.	85,213	1,323,402
ATCO Ltd. Class I (non-vtg.)	10,686	298,854
B2Gold Corp.	187,542	523,101
Bank of Montreal	102,057	9,613,224
Bank of Nova Scotia	173,643	8,120,001
Barrick Gold Corp. (Canada)	248,897	3,887,714
BCE, Inc.	42,710	1,723,394
BlackBerry Ltd. (a)	72,737	203,963
Bombardier, Inc. Class B (sub. vtg.) (a)	12,094	446,986
Brookfield Asset Management Ltd. Class A	49,176	1,977,355
Brookfield Corp. (Canada) Class A	202,463	8,035,573
Brookfield Infrastructure Corp. Class A	16,512	578,832
CAE, Inc. (a)	45,467	910,388
Cameco Corp.	61,417	2,932,320
Canadian Imperial Bank of Commerce	132,795	6,001,431
Canadian National Railway Co.	82,515	10,236,046
Canadian Natural Resources Ltd.	153,512	9,824,220
Canadian Pacific Kansas City Ltd.	131,717	10,599,474
Canadian Tire Ltd. Class A (non-vtg.)	7,310	776,971
Canadian Utilities Ltd. Class A (non-vtg.)	17,351	395,429
CCL Industries, Inc. Class B	20,829	891,443
Cenovus Energy, Inc. (Canada)	189,359	3,067,603
CGI, Inc. Class A (sub. vtg.) (a)	29,048	3,252,978
Constellation Software, Inc.	2,793	7,719,437
Constellation Software, Inc. warrants 8/22/28 (a)(d)	2,626	0
Descartes Systems Group, Inc. (Canada) (a)	11,861	1,038,549
Dollarama, Inc.	40,004	2,935,918
Element Fleet Management Corp.	55,662	938,982
Emera, Inc.	39,248	1,386,941
Empire Co. Ltd. Class A (non-vtg.)	21,939	568,526
Enbridge, Inc.	301,016	10,688,760
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,175	3,309,656
Finning International, Inc.	20,513	593,671
FirstService Corp.	5,819	973,923
Fortis, Inc.	69,756	2,798,645
Franco-Nevada Corp.	27,241	2,947,284
George Weston Ltd.	8,431	1,074,216
GFL Environmental, Inc.	28,392	964,667
Gibson Energy, Inc.	22,331	356,446
Gildan Activewear, Inc.	24,159	797,843
Great-West Lifeco, Inc.	37,777	1,261,060
Hydro One Ltd. (c)	45,173	1,340,625
iA Financial Corp., Inc.	14,544	988,748
Imperial Oil Ltd.	22,809	1,315,659
Intact Financial Corp.	25,185	3,938,522
Ivanhoe Mines Ltd. (a)	82,107	861,713
Keyera Corp.	33,092	800,440
Kinross Gold Corp.	175,025	964,659
Loblaw Companies Ltd.	20,823	2,080,829
Magna International, Inc. Class A (sub. vtg.)	37,845	2,150,869
Manulife Financial Corp.	256,331	5,666,375
MEG Energy Corp. (a)	39,483	746,519
Methanex Corp.	9,472	420,038
Metro, Inc.	32,709	1,717,378
National Bank of Canada	47,894	3,663,163
Northland Power, Inc.	36,377	669,394
Nutrien Ltd.	70,092	3,495,085
Nuvei Corp. (Canada) (c)	8,402	204,168
Onex Corp. (sub. vtg.)	9,419	695,470
Open Text Corp.	38,431	1,675,934
Pan American Silver Corp.	52,169	706,219
Parkland Corp.	19,981	681,861
Pembina Pipeline Corp.	77,881	2,682,635
Power Corp. of Canada (sub. vtg.)	78,830	2,297,852
Quebecor, Inc. Class B (sub. vtg.)	21,158	514,452
Restaurant Brands International, Inc.	44,270	3,455,790
RioCan (REIT)	20,437	278,027
Rogers Communications, Inc. Class B (non-vtg.)	52,869	2,469,540
Royal Bank of Canada	198,494	19,371,786
Saputo, Inc.	35,415	730,190
Shopify, Inc. Class A (a)	170,691	13,664,675
SNC-Lavalin Group, Inc.	25,108	832,731
SSR Mining, Inc.	28,963	272,945
Stantec, Inc.	15,763	1,266,597
Sun Life Financial, Inc.	82,858	4,294,971
Suncor Energy, Inc.	183,578	6,078,986
TC Energy Corp.	146,983	5,798,638
Teck Resources Ltd. Class B (sub. vtg.)	65,346	2,615,395
TELUS Corp.	68,981	1,235,496
TFI International, Inc. (Canada)	11,433	1,502,545
The Toronto-Dominion Bank	258,845	15,723,806
Thomson Reuters Corp.	21,228	3,151,713
TMX Group Ltd.	39,857	985,716
Toromont Industries Ltd.	11,749	1,029,092
Tourmaline Oil Corp.	45,377	1,961,966
Tricon Residential, Inc.	35,781	393,885
West Fraser Timber Co. Ltd.	8,194	651,583
Whitecap Resources, Inc.	84,214	544,953
WSP Global, Inc.	17,593	2,584,546
TOTAL CANADA		269,398,897
Chile - 0.1%
Antofagasta PLC	49,191	1,081,595
Banco de Chile	6,100,881	684,036
Banco de Credito e Inversiones	11,466	303,606
Banco Santander Chile	8,732,594	403,852
Cencosud SA	181,272	315,462
Compania Cervecerias Unidas SA	17,327	105,099
Compania Sud Americana de Vapores SA	1,996,558	143,869
Empresas CMPC SA	157,353	256,388
Empresas COPEC SA	53,804	342,053
Enel Americas SA	2,889,985	292,884
Enel Chile SA	3,341,625	200,864
Falabella SA (a)	106,929	254,143
Lundin Mining Corp.	94,270	769,894
Parque Arauco SA	91,986	147,011
TOTAL CHILE		5,300,756
China - 5.2%
AAC Technology Holdings, Inc.	98,500	221,185
Agricultural Bank of China Ltd. (H Shares)	4,325,000	1,674,601
Airtac International Group	20,650	619,004
Akeso, Inc. (a)(c)	66,000	335,129
Alibaba Group Holding Ltd.	2,105,440	18,883,646
Alibaba Health Information Technology Ltd. (a)	696,000	255,749
Aluminum Corp. of China Ltd. (H Shares)	550,000	268,049
Anhui Conch Cement Co. Ltd. (H Shares)	162,000	324,475
Anta Sports Products Ltd.	169,400	1,429,813
Autohome, Inc. ADR Class A	7,866	198,223
Baidu, Inc. Class A (a)	321,478	4,162,245
Bank of China Ltd. (H Shares)	11,816,000	4,434,195
Bank of Communications Co. Ltd. (H Shares)	3,021,000	1,787,239
BeiGene Ltd. (a)	112,663	1,276,834
Bilibili, Inc. Class Z (a)	33,715	304,426
BOC Hong Kong (Holdings) Ltd.	508,000	1,217,572
BYD Co. Ltd. (H Shares)	132,207	2,960,138
BYD Electronic International Co. Ltd.	106,500	364,828
CGN Power Co. Ltd. (H Shares) (c)	1,480,000	414,733
China CITIC Bank Corp. Ltd. (H Shares)	1,314,000	651,221
China Coal Energy Co. Ltd. (H Shares)	292,000	320,668
China Conch Venture Holdings Ltd.	214,500	166,537
China Construction Bank Corp. (H Shares)	13,958,000	8,289,148
China Everbright International Ltd.	470,000	163,927
China Feihe Ltd. (c)	480,000	219,904
China Galaxy Securities Co. Ltd. (H Shares)	510,500	250,128
China Gas Holdings Ltd.	407,800	371,801
China Hongqiao Group Ltd.	303,500	222,500
China International Capital Corp. Ltd. (H Shares) (c)	208,000	247,238
China Life Insurance Co. Ltd. (H Shares)	1,056,000	1,217,402
China Literature Ltd. (a)(c)	58,000	168,696
China Longyuan Power Grid Corp. Ltd. (H Shares)	461,000	278,080
China Medical System Holdings Ltd.	171,000	244,365
China Mengniu Dairy Co. Ltd.	419,000	928,387
China Merchants Bank Co. Ltd. (H Shares)	469,500	1,711,509
China Merchants Holdings International Co. Ltd.	177,272	219,175
China Minsheng Banking Corp. Ltd. (H Shares)	922,500	306,818
China National Building Materials Co. Ltd. (H Shares)	642,000	226,462
China Overseas Land and Investment Ltd.	534,000	807,830
China Pacific Insurance (Group) Co. Ltd. (H Shares)	368,800	678,582
China Petroleum & Chemical Corp. (H Shares)	3,518,000	1,830,076
China Power International Development Ltd.	673,000	251,789
China Railway Group Ltd. (H Shares)	573,000	262,054
China Resource Gas Group Ltd.	132,600	376,051
China Resources Beer Holdings Co. Ltd.	220,000	795,595
China Resources Land Ltd.	406,000	1,232,639
China Resources Mixc Lifestyle Services Ltd. (c)	82,355	237,826
China Resources Power Holdings Co. Ltd.	258,000	521,960
China Shenhua Energy Co. Ltd. (H Shares)	479,000	1,817,176
China State Construction International Holdings Ltd.	260,000	274,639
China Taiping Insurance Group Ltd.	199,400	165,527
China Tower Corp. Ltd. (H Shares) (c)	6,762,000	752,215
China Vanke Co. Ltd. (H Shares)	313,800	246,897
ChinaSoft International Ltd.	360,000	205,148
Chow Tai Fook Jewellery Group Ltd.	320,400	434,042
CITIC Pacific Ltd.	924,000	891,839
CITIC Securities Co. Ltd. (H Shares)	215,375	420,353
Cmoc Group Ltd. (H Shares)	492,000	269,495
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	466,000	489,592
Country Garden Holdings Co. Ltd. (a)(b)	1,610,120	130,590
Country Garden Services Holdings Co. Ltd.	299,000	197,517
CRRC Corp. Ltd. (H Shares)	595,000	276,552
CSPC Pharmaceutical Group Ltd.	1,194,160	878,531
Daqo New Energy Corp. ADR (a)	7,573	136,693
ENN Energy Holdings Ltd.	108,400	806,914
ESR Group Ltd. (c)	330,000	421,830
Far East Horizon Ltd.	259,000	189,876
Full Truck Alliance Co. Ltd. ADR (a)(b)	95,841	601,881
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	85,200	385,182
Ganfeng Lithium Group Co. Ltd. (H Shares) (c)	55,520	148,311
GCL Technology Holdings Ltd.	2,845,000	327,354
Geely Automobile Holdings Ltd.	734,000	695,729
Genscript Biotech Corp. (a)	150,000	248,987
GF Securities Co. Ltd. (H Shares)	145,000	145,929
Great Wall Motor Co. Ltd. (H Shares)	321,000	316,059
Guangdong Investment Ltd.	394,000	229,059
Guangzhou Automobile Group Co. Ltd. (H Shares)	412,000	162,849
H World Group Ltd.	200,640	628,892
Haidilao International Holding Ltd. (c)	240,000	378,124
Haier Smart Home Co. Ltd.	331,000	935,294
Haitong Securities Co. Ltd. (H Shares)	365,600	168,520
Hansoh Pharmaceutical Group Co. Ltd. (c)	150,000	225,292
Hengan International Group Co. Ltd.	98,000	303,456
Hua Hong Semiconductor Ltd. (a)(c)	86,000	155,801
Huatai Securities Co. Ltd. (H Shares) (c)	199,400	235,237
Hygeia Healthcare Holdings Co. (c)	47,600	155,123
Industrial & Commercial Bank of China Ltd. (H Shares)	10,107,000	4,923,424
Innovent Biologics, Inc. (a)(c)	191,000	769,522
iQIYI, Inc. ADR (a)	65,904	220,778
JD Health International, Inc. (a)(c)	141,600	467,250
JD Logistics, Inc. (a)(c)	282,700	246,847
JD.com, Inc. Class A	348,576	3,930,590
JinkoSolar Holdings Co. Ltd. ADR (b)	5,622	147,465
Kanzhun Ltd. ADR	46,577	647,886
KE Holdings, Inc. ADR	95,235	1,349,480
Kingboard Chemical Holdings Ltd.	92,000	163,751
Kingdee International Software Group Co. Ltd. (a)	387,000	374,099
Kingsoft Corp. Ltd.	134,600	327,449
Kuaishou Technology Class B (a)(c)	354,600	1,787,304
Kunlun Energy Co. Ltd.	572,000	512,453
Lenovo Group Ltd.	950,000	994,718
Li Auto, Inc. Class A (a)	165,432	2,286,755
Li Ning Co. Ltd.	335,500	716,736
Longfor Properties Co. Ltd. (c)	249,376	276,510
Meituan Class B (a)(c)	615,190	4,948,113
Microport Scientific Corp. (a)	103,200	76,215
Minth Group Ltd.	96,000	155,610
NetEase, Inc.	246,770	4,796,743
New China Life Insurance Co. Ltd. (H Shares)	121,000	215,941
New Oriental Education & Technology Group, Inc. (a)	211,740	1,634,261
NIO, Inc. sponsored ADR (a)(b)	198,772	1,117,099
Nongfu Spring Co. Ltd. (H Shares) (c)	250,800	1,361,131
PDD Holdings, Inc. ADR (a)	97,874	12,417,274
People's Insurance Co. of China Group Ltd. (H Shares)	1,145,000	355,955
PetroChina Co. Ltd. (H Shares)	2,988,000	2,161,417
PICC Property & Casualty Co. Ltd. (H Shares)	982,000	1,221,476
Ping An Insurance Group Co. of China Ltd. (H Shares)	886,500	3,726,441
Pop Mart International Group Ltd. (c)	97,800	219,329
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	1,047,000	503,512
Prosus NV	214,584	6,384,233
Qifu Technology, Inc. ADR	17,907	256,965
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	339,200	216,682
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	67,500	114,609
Shenzhou International Group Holdings Ltd.	113,800	1,013,435
Silergy Corp.	47,000	578,537
Sinopharm Group Co. Ltd. (H Shares)	186,400	490,136
SITC International Holdings Co. Ltd.	179,000	271,604
Smoore International Holdings Ltd. (b)(c)	254,000	153,595
Sunny Optical Technology Group Co. Ltd.	101,900	626,317
TAL Education Group ADR (a)	66,141	703,740
Tencent Holdings Ltd.	875,900	30,403,646
Tencent Music Entertainment Group ADR (a)	92,280	867,432
Tingyi (Cayman Islands) Holding Corp.	258,000	256,901
Tongcheng Travel Holdings Ltd. (a)	161,600	329,641
Topsports International Holdings Ltd. (c)	407,000	263,810
Trip.com Group Ltd. (a)	78,846	2,869,950
Tsingtao Brewery Co. Ltd. (H Shares)	86,000	490,778
Vipshop Holdings Ltd. ADR (a)	40,598	645,102
Want Want China Holdings Ltd.	697,000	383,631
Weichai Power Co. Ltd. (H Shares)	260,000	459,021
Wharf Holdings Ltd.	132,000	385,663
Wilmar International Ltd.	428,200	1,048,529
WuXi AppTec Co. Ltd. (H Shares) (c)	53,384	369,364
Wuxi Biologics (Cayman), Inc. (a)(c)	506,000	1,331,557
Xiaomi Corp. Class B (a)(c)	2,175,800	3,428,037
Xinyi Solar Holdings Ltd.	631,097	289,763
XPeng, Inc. Class A (a)(b)	156,914	653,492
Yadea Group Holdings Ltd. (c)	160,000	219,376
Yangzijiang Shipbuilding Holdings Ltd.	389,100	485,760
Yankuang Energy Group Co. Ltd. (H Shares)	313,000	643,054
Yum China Holdings, Inc.	58,482	2,022,892
Zai Lab Ltd. (a)	107,780	229,007
Zhaojin Mining Industry Co. Ltd. (H Shares)	199,500	185,969
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	96,900	151,384
Zhongsheng Group Holdings Ltd. Class H	93,500	157,830
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	74,200	182,150
Zijin Mining Group Co. Ltd. (H Shares)	816,000	1,210,833
ZTE Corp. (H Shares)	102,200	177,600
ZTO Express, Inc. sponsored ADR	60,561	990,778
TOTAL CHINA		196,779,294
Colombia - 0.0%
Bancolombia SA	39,545	332,692
Czech Republic - 0.0%
CEZ A/S	24,421	925,197
Komercni Banka A/S	10,251	336,833
MONETA Money Bank A/S (c)	53,587	230,885
TOTAL CZECH REPUBLIC		1,492,915
Denmark - 2.1%
A.P. Moller - Maersk A/S:
Series A	390	707,338
Series B	651	1,200,313
Ascendis Pharma A/S sponsored ADR (a)	6,689	869,102
Carlsberg A/S Series B	12,775	1,643,727
Coloplast A/S Series B	17,601	2,035,296
Danske Bank A/S	96,197	2,589,176
Demant A/S (a)	13,387	609,034
DSV A/S	25,403	4,544,846
Genmab A/S (a)	9,367	2,590,183
Novo Nordisk A/S Series B	457,414	52,284,462
Novozymes A/S Series B	29,981	1,540,006
ORSTED A/S (c)	26,835	1,512,548
Pandora A/S	11,830	1,730,538
Tryg A/S	49,296	1,054,523
Vestas Wind Systems A/S (a)	143,067	4,033,777
TOTAL DENMARK		78,944,869
Egypt - 0.0%
Abou Kir Fertilizers & Chemical Industries	42,838	134,323
Commercial International Bank SAE	346,165	986,962
EFG-Hermes Holding SAE	159,488	93,422
Talaat Moustafa Group Holding	139,487	148,967
TOTAL EGYPT		1,363,674
Finland - 0.7%
Elisa Corp. (A Shares)	21,471	980,357
Fortum Corp.	62,660	859,324
Huhtamaki Oyj	13,440	528,260
Kesko Oyj	39,030	762,609
Kone OYJ (B Shares)	57,115	2,835,609
Mandatum Holding OY	65,335	296,834
Metso Corp.	100,078	1,004,753
Neste OYJ	61,042	2,114,277
Nokia Corp.	758,314	2,722,412
Nordea Bank Abp	502,335	6,190,219
Orion Oyj (B Shares)	15,440	712,826
Sampo Oyj (A Shares)	65,830	2,759,261
Stora Enso Oyj (R Shares)	87,101	1,112,147
UPM-Kymmene Corp.	75,584	2,750,288
Valmet Corp.	21,480	609,353
Wartsila Corp.	69,008	1,021,704
TOTAL FINLAND		27,260,233
France - 5.9%
Accor SA	26,582	1,054,287
Adevinta ASA Class B (a)	43,575	468,181
Air Liquide SA	74,201	13,885,485
Airbus Group NV	87,359	13,915,056
Alstom SA	38,654	487,443
Arkema SA	9,065	992,390
AXA SA	245,921	8,254,420
BNP Paribas SA	144,328	9,696,557
Bouygues SA	27,637	1,014,891
Bureau Veritas SA	40,074	1,069,707
Capgemini SA	22,128	4,954,925
Carrefour SA	75,339	1,286,210
Compagnie de St.-Gobain	71,756	5,073,619
Compagnie Generale des Etablissements Michelin SCA Series B	101,089	3,356,426
Credit Agricole SA	159,965	2,291,474
Danone SA	89,121	5,937,566
Dassault Systemes SA	94,764	4,912,403
Edenred SA	35,459	2,123,724
Eiffage SA	10,741	1,126,885
Engie SA	247,505	3,953,267
EssilorLuxottica SA	40,388	7,956,905
Gecina SA	7,139	792,343
Getlink SE	46,431	802,848
Hermes International SCA	4,789	10,132,540
Kering SA	9,781	4,017,777
L'Oreal SA	32,661	15,630,064
Legrand SA	37,821	3,665,448
LVMH Moet Hennessy Louis Vuitton SE	36,996	30,782,853
Orange SA	259,504	3,086,004
Pernod Ricard SA	28,245	4,654,967
Publicis Groupe SA	33,187	3,339,049
Renault SA	26,984	1,022,698
Safran SA	48,945	9,138,463
Sartorius Stedim Biotech	3,428	930,605
Societe Generale Series A	100,102	2,573,126
Sodexo SA	11,497	1,299,635
Teleperformance	9,115	1,434,737
Thales SA	13,415	1,962,249
TotalEnergies SE	317,986	20,629,524
Unibail-Rodamco-Westfield NV (a)	14,248	1,031,346
Veolia Environnement SA	86,162	2,807,489
VINCI SA	72,706	9,184,392
Vivendi SA	86,753	980,198
Worldline SA (a)(c)	34,870	471,390
TOTAL FRANCE		224,181,566
Germany - 4.8%
adidas AG	23,445	4,462,354
Allianz SE	57,110	15,258,423
BASF AG	126,507	6,047,540
Bayer AG	139,246	4,332,864
Bayerische Motoren Werke AG (BMW)	40,961	4,262,118
Beiersdorf AG	13,932	2,045,400
BioNTech SE ADR (a)	12,682	1,205,297
Brenntag SE	20,878	1,856,020
Carl Zeiss Meditec AG	5,304	564,949
Commerzbank AG	147,110	1,697,925
Continental AG	15,350	1,253,952
Covestro AG (a)(c)	27,399	1,453,264
Daimler Truck Holding AG	73,461	2,640,488
Deutsche Bank AG	288,859	3,756,653
Deutsche Borse AG	26,854	5,347,696
Deutsche Lufthansa AG (a)	83,088	695,718
Deutsche Telekom AG	494,108	12,129,278
DHL Group	133,128	6,405,156
E.ON SE	316,847	4,300,752
Evonik Industries AG	28,725	532,234
Fresenius Medical Care AG & Co. KGaA	28,302	1,093,861
Fresenius SE & Co. KGaA	58,338	1,646,758
GEA Group AG	22,582	907,842
Hannover Reuck SE	8,524	2,046,881
HeidelbergCement AG	18,736	1,738,898
HelloFresh AG (a)(b)	23,808	318,272
Henkel AG & Co. KGaA	13,520	924,642
Infineon Technologies AG	184,881	6,740,191
K+S AG	28,164	397,657
Knorr-Bremse AG	9,154	569,228
LEG Immobilien AG (a)	10,598	887,169
Mercedes-Benz Group AG (Germany)	113,505	7,663,039
Merck KGaA	18,313	3,004,717
MTU Aero Engines AG	7,643	1,765,117
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,325	8,232,681
Nemetschek SE	8,051	748,436
Puma AG	14,193	571,180
Rheinmetall AG	6,190	2,172,760
RWE AG	95,932	3,559,119
SAP SE	144,400	25,016,801
Scout24 AG (c)	10,762	795,758
Siemens AG	106,539	19,073,025
Siemens Energy AG (a)	73,050	1,102,469
Siemens Healthineers AG (c)	39,859	2,233,902
Symrise AG	18,852	1,954,620
Vonovia SE	115,469	3,597,132
Zalando SE (a)(c)	31,333	625,615
TOTAL GERMANY		179,635,851
Greece - 0.1%
Alpha Bank SA (a)	282,139	503,098
Eurobank Ergasias Services and Holdings SA (a)	346,314	668,805
Hellenic Telecommunications Organization SA	27,226	378,087
Jumbo SA	16,053	451,060
Motor Oil (HELLAS) Corinth Refineries SA	8,736	238,668
Mytilineos SA	14,516	596,123
National Bank of Greece SA (a)	76,469	580,960
OPAP SA	26,921	466,078
Piraeus Financial Holdings SA (a)	98,236	398,114
Public Power Corp. of Greece (a)	29,873	395,153
Star Bulk Carriers Corp. (b)	9,697	210,813
Terna Energy SA	7,438	120,895
TOTAL GREECE		5,007,854
Guatemala - 0.0%
Millicom International Cellular SA (depository receipt) (a)	16,536	284,428
Hong Kong - 1.1%
AIA Group Ltd.	1,621,200	12,714,131
ASMPT Ltd.	44,800	432,337
CK Asset Holdings Ltd.	265,829	1,199,512
CK Infrastructure Holdings Ltd.	87,500	519,649
CLP Holdings Ltd.	235,500	1,873,035
Futu Holdings Ltd. ADR (a)	8,046	375,909
Hang Lung Properties Ltd.	245,000	284,435
Hang Seng Bank Ltd.	103,600	1,078,494
Henderson Land Development Co. Ltd.	181,500	472,921
HKT Trust/HKT Ltd. unit	511,000	613,844
Hong Kong & China Gas Co. Ltd.	1,539,393	1,095,474
Hong Kong Exchanges and Clearing Ltd.	168,653	5,113,357
Hongkong Land Holdings Ltd.	144,739	451,804
Hysan Development Co. Ltd.	80,000	138,079
Jardine Matheson Holdings Ltd.	29,161	1,170,935
Link (REIT)	364,834	1,829,893
MTR Corp. Ltd.	221,498	720,602
New World Development Co. Ltd.	191,000	234,100
Orient Overseas International Ltd.	19,500	291,100
Power Assets Holdings Ltd.	193,500	1,132,979
Prudential PLC	389,684	4,003,055
Sino Biopharmaceutical Ltd.	1,390,500	501,743
Sino Land Ltd.	478,819	500,157
Sun Hung Kai Properties Ltd.	213,500	1,992,679
Swire Pacific Ltd. (A Shares)	59,500	460,354
Swire Properties Ltd.	147,800	276,205
Techtronic Industries Co. Ltd.	187,000	1,986,147
WH Group Ltd. (c)	1,115,000	657,845
Wharf Real Estate Investment Co. Ltd.	222,000	650,423
Xinyi Glass Holdings Ltd.	319,931	265,231
TOTAL HONG KONG		43,036,429
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	62,677	513,672
OTP Bank PLC	32,087	1,486,552
Richter Gedeon PLC	18,758	506,365
TOTAL HUNGARY		2,506,589
India - 3.2%
Adani Enterprises Ltd.	51,848	1,961,422
Adani Ports & Special Economic Zone Ltd.	101,419	1,473,757
Asian Paints Ltd.	63,836	2,266,575
Axis Bank Ltd.	322,799	4,148,538
Bajaj Finance Ltd.	39,369	3,257,226
Bajaj Finserv Ltd.	54,266	1,062,780
Bharti Airtel Ltd.	357,890	5,046,409
HCL Technologies Ltd.	149,733	2,838,566
HDFC Bank Ltd.	795,588	13,985,068
Hindalco Industries Ltd.	208,321	1,450,240
Hindustan Unilever Ltd.	126,387	3,777,552
ICICI Bank Ltd.	734,643	9,094,732
IndusInd Bank Ltd.	81,679	1,507,237
Infosys Ltd.	505,287	10,069,144
ITC Ltd.	422,525	2,245,209
Jio Financial Services Ltd.	459,967	1,372,736
Kotak Mahindra Bank Ltd.	154,655	3,397,669
Larsen & Toubro Ltd.	97,764	4,091,150
Mahindra & Mahindra Ltd.	135,654	2,696,325
Maruti Suzuki India Ltd.	18,772	2,301,412
NTPC Ltd.	672,641	2,574,198
Oil & Natural Gas Corp. Ltd.	552,862	1,678,713
Reliance Industries Ltd.	488,846	16,787,803
State Bank of India	252,464	1,949,285
Tata Consultancy Services Ltd.	145,167	6,664,808
Tata Motors Ltd.	253,582	2,697,669
Tata Power Co. Ltd./The	241,122	1,130,198
Tata Steel Ltd.	1,147,033	1,877,458
Tech Mahindra Ltd.	88,730	1,420,892
Titan Co. Ltd.	59,005	2,624,462
Vedanta Ltd.	165,083	544,810
Wipro Ltd.	200,841	1,148,205
TOTAL INDIA		119,142,248
Indonesia - 0.5%
Indofood Sukses Makmur Tbk PT	667,600	269,749
PT Adaro Energy Indonesia Tbk	1,964,400	297,856
PT Aneka Tambang Tbk	1,168,300	114,626
PT Astra International Tbk	2,895,400	938,227
PT Bank Central Asia Tbk	7,857,700	4,754,116
PT Bank Mandiri (Persero) Tbk	6,354,900	2,675,513
PT Bank Negara Indonesia (Persero) Tbk	2,154,400	783,804
PT Bank Rakyat Indonesia (Persero) Tbk	10,101,353	3,638,867
PT Barito Pacific Tbk	3,786,280	253,989
PT Bukit Asam Tbk	544,700	90,145
PT Bumi Resources Minerals Tbk (a)	10,447,200	102,602
PT Bumi Resources Tbk (a)	23,716,600	135,675
PT Chandra Asri Petrochemical Tbk	960,000	327,799
PT Charoen Pokphand Indonesia Tbk	1,008,200	286,149
PT Elang Mahkota Teknologi Tbk	5,517,600	161,947
PT GoTo Gojek Tokopedia Tbk (a)	140,348,096	778,553
PT Indah Kiat Pulp & Paper Tbk	351,100	173,922
PT Indo Tambangraya Megah Tbk	53,600	91,835
PT Indocement Tunggal Prakarsa Tbk	251,300	143,495
PT Indofood CBP Sukses Makmur Tbk	323,900	241,342
PT Kalbe Farma Tbk	2,765,100	264,630
PT Merdeka Copper Gold Tbk (a)	1,438,310	245,816
PT Mitra Keluarga Karyasehat Tbk	753,300	127,387
PT Perusahaan Gas Negara Tbk Series B	1,452,900	107,110
PT Sarana Menara Nusantara Tbk	3,119,500	175,471
PT Semen Indonesia (Persero) Tbk	454,560	178,523
PT Sumber Alfaria Trijaya Tbk	2,594,100	435,379
PT Telkom Indonesia Persero Tbk	6,798,900	1,705,347
PT United Tractors Tbk	207,400	301,271
PT Vale Indonesia Tbk	298,800	73,273
TOTAL INDONESIA		19,874,418
Ireland - 0.2%
Bank of Ireland Group PLC	140,046	1,287,860
Kerry Group PLC Class A	21,929	1,959,406
Kingspan Group PLC (Ireland)	21,819	1,781,689
Smurfit Kappa Group PLC	36,869	1,376,622
TOTAL IRELAND		6,405,577
Israel - 0.5%
Airport City Ltd. (a)	8,600	143,838
Alony Hetz Properties & Investments Ltd.	21,592	164,437
Amot Investments Ltd.	30,267	157,651
Ashdod Refinery Ltd.	1,269	29,424
Azrieli Group	4,958	335,449
Bank Hapoalim BM (Reg.)	179,296	1,532,575
Bank Leumi le-Israel BM	215,079	1,642,684
Bezeq The Israel Telecommunication Corp. Ltd.	280,538	372,077
Big Shopping Centers Ltd. (a)	1,755	178,976
Check Point Software Technologies Ltd. (a)	13,103	2,082,460
Clal Insurance Enterprises Holdings Ltd. (a)	9,004	140,352
Delek Group Ltd.	1,216	151,210
Elbit Systems Ltd. (Israel)	3,558	734,473
Electra Israel Ltd.	265	101,409
Enlight Renewable Energy Ltd. (a)	17,247	312,481
First International Bank of Israel	7,412	298,695
Global-e Online Ltd. (a)(b)	13,254	500,604
Harel Insurance Investments and Financial Services Ltd.	16,348	136,063
Icl Group Ltd.	99,894	458,974
Isracard Ltd.	30,484	109,559
Israel Corp. Ltd. (Class A) (a)	637	147,246
Israel Discount Bank Ltd. (Class A)	177,344	864,417
JFrog Ltd. (a)	10,953	356,301
Kornit Digital Ltd. (a)	6,826	116,793
Melisron Ltd.	3,549	260,842
Mivne Real Estate KD Ltd.	83,164	225,707
Mizrahi Tefahot Bank Ltd.	21,394	799,397
NICE Ltd. (a)	8,991	1,853,781
Nova Ltd. (a)	4,134	594,190
OPC Energy Ltd. (a)	12,463	88,491
Paz Oil Co. Ltd.	1,269	104,470
Perion Network Ltd. (a)(b)	6,432	189,422
Plus500 Ltd.	9,072	205,795
Radware Ltd. (a)	4,785	87,470
Reit 1 Ltd.	25,237	112,910
Shapir Engineering and Industry Ltd.	20,035	113,309
Shufersal Ltd. (a)	39,716	213,728
Strauss Group Ltd. (a)	6,955	135,372
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	159,169	1,925,945
The Phoenix Holdings Ltd.	23,889	243,818
Tower Semiconductor Ltd. (a)	15,789	452,753
Wix.com Ltd. (a)	8,140	1,032,803
ZIM Integrated Shipping Services Ltd. (b)	13,018	195,270
TOTAL ISRAEL		19,903,621
Italy - 1.6%
A2A SpA	223,567	444,681
Amplifon SpA	13,015	427,163
Assicurazioni Generali SpA	156,096	3,490,257
Azimut Holding SpA	14,956	418,620
Banco BPM SpA	215,213	1,165,229
Brunello Cucinelli SpA (b)	4,718	470,614
Davide Campari Milano NV	76,321	776,138
DiaSorin SpA	3,855	356,368
Enel SpA	1,096,109	7,479,165
Eni SpA	339,260	5,408,259
Ferrari NV (Italy)	17,864	6,249,231
FinecoBank SpA	86,984	1,262,468
Hera SpA	116,964	413,338
Infrastrutture Wireless Italiane SpA (c)	49,243	598,424
Interpump Group SpA	11,537	574,028
Intesa Sanpaolo SpA	2,273,332	7,004,809
Italgas SpA	66,488	380,105
Leonardo SpA	57,745	1,011,273
Mediobanca SpA	90,452	1,202,343
Moncler SpA	29,293	1,813,943
Nexi SpA (a)(c)	121,837	940,645
Poste Italiane SpA (c)	63,632	692,141
Prada SpA	70,900	439,671
Prysmian SpA	39,420	1,746,223
Recordati SpA	14,440	800,552
Reply SpA	3,134	431,832
Ryanair Holdings PLC sponsored ADR (a)	12,584	1,681,222
Snam SpA	289,745	1,415,099
Telecom Italia SpA (a)	1,251,068	377,081
Telecom Italia SpA (Risparmio Shares) (a)	1,060,198	334,102
Terna - Rete Elettrica Nazionale	198,802	1,681,809
UniCredit SpA	252,725	7,402,834
Unipol Gruppo SpA	48,259	300,404
TOTAL ITALY		59,190,071
Japan - 17.1%
Activia Properties, Inc.	101	275,060
Adeka Corp.	15,100	295,457
Advance Residence Investment Corp.	204	449,240
Advantest Corp.	108,500	4,318,067
AEON Co. Ltd.	123,500	2,951,301
AGC, Inc.	30,900	1,162,095
Aica Kogyo Co. Ltd.	8,800	203,905
Air Water, Inc.	33,400	441,188
Aisin Seiki Co. Ltd.	26,000	970,713
Ajinomoto Co., Inc.	73,900	3,034,699
Alfresa Holdings Corp.	28,200	462,450
Alps Alpine Co. Ltd.	28,500	211,514
Amada Co. Ltd.	51,800	559,007
Ana Holdings, Inc. (a)	22,900	506,048
Aozora Bank Ltd. (b)	16,800	369,312
Asahi Group Holdings	71,800	2,668,660
ASAHI INTECC Co. Ltd.	34,000	646,031
Asahi Kasei Corp.	198,600	1,506,092
Asics Corp.	27,000	820,425
Astellas Pharma, Inc.	256,800	2,989,789
Azbil Corp.	17,300	559,044
Bandai Namco Holdings, Inc.	94,800	2,052,661
BayCurrent Consulting, Inc.	19,300	448,706
Bic Camera, Inc.	22,400	208,802
Biprogy, Inc.	11,300	330,847
Bridgestone Corp.	82,700	3,583,614
Brother Industries Ltd.	37,200	623,196
Calbee, Inc.	15,500	325,813
Canon, Inc.	143,400	3,950,260
Capcom Co. Ltd.	23,900	911,517
Casio Computer Co. Ltd.	32,000	275,914
Central Japan Railway Co.	145,600	3,638,929
Chiba Bank Ltd.	102,000	755,847
Chubu Electric Power Co., Inc.	107,800	1,398,456
Chugai Pharmaceutical Co. Ltd.	90,300	3,248,111
Chugoku Electric Power Co., Inc.	45,200	321,386
Coca-Cola Bottlers Japan, Inc.	21,000	285,012
COMSYS Holdings Corp.	16,400	359,079
Concordia Financial Group Ltd.	168,400	802,501
Cosmo Energy Holdings Co. Ltd.	9,800	407,025
Cosmos Pharmaceutical Corp.	3,300	354,467
Credit Saison Co. Ltd.	21,900	406,496
CyberAgent, Inc.	60,100	387,875
Dai Nippon Printing Co. Ltd.	36,900	1,067,884
Dai-ichi Mutual Life Insurance Co.	140,100	3,072,780
Daicel Chemical Industries Ltd.	38,700	379,151
Daifuku Co. Ltd.	54,200	1,068,824
Daiichi Sankyo Kabushiki Kaisha	275,600	8,251,199
Daikin Industries Ltd.	41,500	6,649,642
Daito Trust Construction Co. Ltd.	9,300	1,057,880
Daiwa House Industry Co. Ltd.	94,000	2,906,663
Daiwa House REIT Investment Corp.	297	524,769
Daiwa Office Investment Corp.	40	170,520
Daiwa Securities Group, Inc.	206,800	1,482,108
Denka Co. Ltd.	12,800	223,209
DENSO Corp.	308,400	4,844,363
Dentsu Group, Inc.	32,700	867,900
Dic Corp.	11,900	224,592
Disco Corp.	12,600	3,399,974
Dowa Holdings Co. Ltd.	8,500	296,440
East Japan Railway Co.	53,500	3,059,807
Ebara Corp.	11,800	739,000
Eisai Co. Ltd.	42,100	1,982,433
Electric Power Development Co. Ltd.	24,800	416,578
ENEOS Holdings, Inc.	431,300	1,741,829
Exeo Group, Inc.	15,400	343,945
Ezaki Glico Co. Ltd.	7,700	225,290
Fancl Corp.	11,400	180,025
FANUC Corp.	133,500	3,692,927
Fast Retailing Co. Ltd.	28,400	7,582,146
Food & Life Companies Ltd.	16,500	330,172
Frontier Real Estate Investment Corp.	71	209,867
Fuji Electric Co. Ltd.	21,400	1,071,713
FUJIFILM Holdings Corp.	58,700	3,720,695
Fujitsu Ltd.	24,600	3,404,993
Fukuoka Financial Group, Inc.	27,400	673,418
GLP J-REIT	708	632,126
GMO Payment Gateway, Inc.	6,200	374,098
GOLDWIN, Inc.	5,400	363,254
Hakuhodo DY Holdings, Inc.	42,800	328,756
Hamamatsu Photonics K.K.	21,100	833,554
Hankyu Hanshin Holdings, Inc.	36,200	1,107,558
Harmonic Drive Systems, Inc.	8,100	196,293
Haseko Corp.	29,000	377,113
Hikari Tsushin, Inc.	3,400	592,450
Hirose Electric Co. Ltd.	4,300	500,317
Hisamitsu Pharmaceutical Co., Inc.	10,700	304,975
Hitachi Construction Machinery Co. Ltd.	14,300	405,726
Hitachi Ltd.	131,300	10,313,661
Honda Motor Co. Ltd.	707,300	7,906,244
Horiba Ltd.	5,900	473,381
Hoshizaki Corp.	15,900	578,464
House Foods Group, Inc.	10,500	231,120
Hoya Corp.	49,700	6,313,351
Hulic Co. Ltd.	85,500	944,120
Ibiden Co. Ltd.	20,100	1,011,431
Idemitsu Kosan Co. Ltd.	156,285	867,848
IHI Corp.	22,300	426,519
Iida Group Holdings Co. Ltd.	23,300	351,759
Industrial & Infrastructure Fund Investment Corp.	296	267,863
INPEX Corp.	145,500	1,977,703
Internet Initiative Japan, Inc.	18,000	349,045
Invincible Investment Corp.	929	381,913
Isetan Mitsukoshi Holdings Ltd.	56,900	665,293
Isuzu Motors Ltd.	88,500	1,207,578
ITO EN Ltd.	8,800	255,460
Itochu Corp.	206,700	9,380,899
Iwatani Corp.	7,300	326,211
J. Front Retailing Co. Ltd.	37,600	348,226
Japan Airlines Co. Ltd.	19,900	382,394
Japan Airport Terminal Co. Ltd.	13,400	532,153
Japan Exchange Group, Inc.	74,800	1,655,453
Japan Hotel REIT Investment Corp.	676	347,395
Japan Logistics Fund, Inc.	128	236,675
Japan Post Bank Co. Ltd.	199,400	2,073,731
Japan Post Holdings Co. Ltd.	283,600	2,714,813
Japan Post Insurance Co. Ltd.	25,500	477,408
Japan Prime Realty Investment Corp.	136	325,627
Japan Real Estate Investment Corp.	204	782,043
Japan Retail Fund Investment Corp.	972	659,836
Japan Steel Works Ltd.	10,700	176,101
Japan Tobacco, Inc.	155,400	4,095,938
JEOL Ltd.	7,200	329,140
JFE Holdings, Inc.	86,500	1,365,733
JGC Holdings Corp.	33,500	392,401
JSR Corp.	29,600	807,331
JTEKT Corp.	35,000	320,244
K's Holdings Corp.	21,600	196,305
Kadokawa Corp.	16,600	351,213
Kagome Co. Ltd.	12,200	300,365
Kajima Corp.	67,300	1,201,094
Kakaku.com, Inc.	17,300	196,793
Kamigumi Co. Ltd.	14,000	322,081
Kaneka Corp.	9,700	235,879
Kansai Electric Power Co., Inc.	117,100	1,597,494
Kansai Paint Co. Ltd.	34,400	575,162
Kao Corp.	66,100	2,615,417
Kawasaki Heavy Industries Ltd.	23,400	529,773
Kawasaki Kisen Kaisha Ltd.	35,600	1,734,567
KDDI Corp.	211,600	7,011,378
KDX Realty Investment Corp.	589	638,913
Keihan Electric Railway Co., Ltd.	15,000	365,837
Keikyu Corp.	38,900	339,769
Keio Corp.	17,800	520,834
Keisei Electric Railway Co.	24,500	1,108,622
Kewpie Corp.	16,500	293,641
Keyence Corp.	28,300	12,661,360
Kikkoman Corp.	27,500	1,692,027
Kinden Corp.	18,200	303,295
Kintetsu Group Holdings Co. Ltd.	27,300	842,409
Kirin Holdings Co. Ltd.	115,200	1,655,881
Kobayashi Pharmaceutical Co. Ltd.	7,900	356,531
Kobe Bussan Co. Ltd.	21,000	536,607
Kobe Steel Ltd.	57,000	787,049
Koei Tecmo Holdings Co. Ltd.	16,980	211,506
Koito Manufacturing Co. Ltd.	35,700	546,542
Kokuyo Co. Ltd.	13,400	215,800
Komatsu Ltd.	137,900	3,923,249
Konami Group Corp.	14,800	910,173
Konica Minolta, Inc. (a)	69,200	189,899
Kose Corp.	4,900	320,571
Kubota Corp.	150,800	2,282,731
Kuraray Co. Ltd.	45,600	478,425
Kurita Water Industries Ltd.	15,500	566,076
Kyocera Corp.	196,800	2,881,168
Kyoto Financial Group, Inc.	43,600	724,609
Kyowa Hakko Kirin Co., Ltd.	35,300	556,045
Kyushu Electric Power Co., Inc. (a)	66,700	499,524
Kyushu Financial Group, Inc.	60,900	387,543
Kyushu Railway Co.	22,900	503,342
LaSalle Logiport REIT	276	279,491
Lasertec Corp.	11,200	2,916,807
Lawson, Inc.	7,300	417,838
Lion Corp.	40,300	359,239
LIXIL Group Corp.	41,400	553,227
LY Corp.	378,300	1,176,904
M3, Inc.	61,300	967,314
Mabuchi Motor Co. Ltd.	15,600	270,384
Makita Corp.	39,800	1,071,217
Marubeni Corp.	238,400	4,066,311
Marui Group Co. Ltd.	25,700	424,954
Maruichi Steel Tube Ltd.	10,300	262,439
MatsukiyoCocokara & Co.	53,200	967,005
Mazda Motor Corp.	85,400	1,035,343
McDonald's Holdings Co. (Japan) Ltd. (b)	11,800	525,389
Mebuki Financial Group, Inc.	153,000	457,959
Medipal Holdings Corp.	30,300	483,618
Meiji Holdings Co. Ltd.	39,200	948,037
Mercari, Inc. (a)	15,800	261,235
Minebea Mitsumi, Inc.	60,700	1,254,682
Misumi Group, Inc.	41,000	702,941
Mitsubishi Chemical Holdings Corp.	203,500	1,227,053
Mitsubishi Corp.	609,900	10,511,594
Mitsubishi Electric Corp.	303,800	4,508,483
Mitsubishi Estate Co. Ltd.	188,000	2,604,913
Mitsubishi Gas Chemical Co., Inc.	29,100	475,228
Mitsubishi Heavy Industries Ltd.	47,800	3,188,427
Mitsubishi Logistics Corp.	10,000	308,891
Mitsubishi Materials Corp.	18,600	340,520
Mitsubishi Motors Corp. of Japan	95,400	300,612
Mitsubishi UFJ Financial Group, Inc.	1,797,700	16,838,247
Mitsubishi UFJ Lease & Finance Co. Ltd.	138,000	978,482
Mitsui & Co. Ltd.	215,600	8,744,145
Mitsui Chemicals, Inc.	27,300	803,446
Mitsui Fudosan Co. Ltd.	132,600	3,328,761
Mitsui Fudosan Logistics Park, Inc.	80	239,834
Mitsui High-Tec, Inc.	3,200	147,701
Mitsui OSK Lines Ltd.	51,200	1,839,129
Miura Co. Ltd.	15,600	285,068
Mizuho Financial Group, Inc.	359,240	6,524,362
MonotaRO Co. Ltd.	35,800	337,172
Mori Hills REIT Investment Corp.	224	208,468
Morinaga & Co. Ltd.	11,800	225,213
MS&AD Insurance Group Holdings, Inc.	62,900	2,597,440
Murata Manufacturing Co. Ltd.	266,900	5,389,278
Nabtesco Corp.	17,100	328,678
Nagase & Co. Ltd.	17,800	291,042
Nagoya Railroad Co. Ltd.	27,300	420,909
Nankai Electric Railway Co. Ltd.	15,900	310,050
NEC Corp.	38,700	2,528,841
Net One Systems Co. Ltd.	12,100	196,735
Nexon Co. Ltd.	64,200	1,024,570
NGK Insulators Ltd.	36,300	453,486
NH Foods Ltd.	14,400	493,145
NHK Spring Co. Ltd.	31,600	260,879
Nichirei Corp.	18,700	451,655
Nidec Corp.	74,400	2,774,883
Nifco, Inc.	12,400	321,789
Nihon Kohden Corp.	12,200	371,818
Nihon M&A Center Holdings, Inc.	40,600	244,042
Nikon Corp.	45,200	461,290
Nintendo Co. Ltd.	165,300	9,235,463
Nippon Accommodations Fund, Inc.	73	303,909
Nippon Building Fund, Inc.	242	979,159
Nippon Express Holdings, Inc.	12,000	714,256
Nippon Kayaku Co. Ltd.	23,600	210,685
Nippon Paint Holdings Co. Ltd.	151,300	1,191,688
Nippon Sanso Holdings Corp.	30,200	765,247
Nippon Shinyaku Co. Ltd.	8,600	303,821
Nippon Shokubai Co. Ltd.	5,000	188,101
Nippon Steel & Sumitomo Metal Corp.	134,500	3,236,699
Nippon Telegraph & Telephone Corp.	4,219,300	5,298,407
Nippon Yusen KK	72,000	2,481,182
Nishi-Nippon Railroad Co. Ltd.	11,500	191,153
Nissan Chemical Corp.	19,500	777,715
Nissan Motor Co. Ltd.	336,000	1,319,078
Nisshin Seifun Group, Inc.	36,300	506,355
Nissin Food Holdings Co. Ltd.	35,400	1,145,239
Niterra Co. Ltd.	24,700	665,137
Nitori Holdings Co. Ltd.	12,400	1,622,934
Nitto Denko Corp.	20,400	1,692,340
NOF Corp.	11,500	519,383
Nomura Holdings, Inc.	417,000	2,246,025
Nomura Real Estate Holdings, Inc.	16,000	437,851
Nomura Real Estate Master Fund, Inc.	672	735,346
Nomura Research Institute Ltd.	65,800	2,012,396
NSK Ltd.	64,000	348,904
NTT Data Corp.	83,900	1,208,464
Obayashi Corp.	102,700	950,647
OBIC Co. Ltd.	9,300	1,428,570
Odakyu Electric Railway Co. Ltd.	52,800	806,810
Oji Holdings Corp.	146,400	572,400
Olympus Corp.	179,300	2,654,297
OMRON Corp.	29,300	1,317,483
Ono Pharmaceutical Co. Ltd.	69,300	1,249,073
Open House Group Co. Ltd.	9,900	309,594
Oracle Corp. Japan	4,800	378,284
Oriental Land Co. Ltd.	164,600	6,113,259
ORIX Corp.	166,300	3,211,131
ORIX JREIT, Inc.	384	444,177
Osaka Gas Co. Ltd.	59,000	1,242,355
Otsuka Corp.	16,300	685,868
Otsuka Holdings Co. Ltd.	79,000	3,105,357
Pan Pacific International Holdings Ltd.	75,600	1,634,207
Panasonic Holdings Corp.	347,600	3,273,968
Park24 Co. Ltd. (a)	18,700	244,349
Penta-Ocean Construction Co. Ltd.	39,600	212,176
PeptiDream, Inc. (a)	13,600	119,184
Persol Holdings Co. Ltd.	265,000	421,274
Pigeon Corp.	17,900	195,624
Rakuten Group, Inc.	211,100	927,311
Recruit Holdings Co. Ltd.	240,000	9,479,693
Relo Group, Inc.	15,800	158,596
Renesas Electronics Corp. (a)	202,400	3,320,896
Rengo Co. Ltd.	35,200	228,274
Resona Holdings, Inc.	335,300	1,850,944
Resonac Holdings Corp.	25,900	516,485
Ricoh Co. Ltd.	87,500	687,750
Rinnai Corp.	17,100	387,415
ROHM Co. Ltd.	50,300	868,140
Rohto Pharmaceutical Co. Ltd.	31,300	640,449
Ryohin Keikaku Co. Ltd.	40,500	629,740
Sankyu, Inc.	8,200	306,535
Sanrio Co. Ltd.	9,700	405,045
Santen Pharmaceutical Co. Ltd.	52,100	526,331
Sanwa Holdings Corp.	33,100	505,906
Sapporo Holdings Ltd.	10,900	504,003
SBI Holdings, Inc. Japan	34,800	854,885
Screen Holdings Co. Ltd.	13,600	1,333,607
SCSK Corp.	21,600	424,108
Secom Co. Ltd.	29,600	2,148,379
Sega Sammy Holdings, Inc.	22,900	337,033
Seibu Holdings, Inc.	38,800	548,338
Seiko Epson Corp.	47,000	686,078
Seino Holdings Co. Ltd.	22,400	327,126
Sekisui Chemical Co. Ltd.	60,700	866,647
Sekisui House (REIT), Inc.	615	327,111
Sekisui House Ltd.	93,800	2,117,460
Seven & i Holdings Co. Ltd.	112,900	4,458,966
Seven Bank Ltd.	100,800	211,007
SG Holdings Co. Ltd.	69,100	894,852
Sharp Corp. (a)	38,700	260,231
SHIFT, Inc. (a)	1,700	306,465
Shimadzu Corp.	39,400	1,089,488
Shimamura Co. Ltd.	3,500	383,980
SHIMANO, Inc.	11,700	1,679,831
SHIMIZU Corp.	91,200	610,505
Shin-Etsu Chemical Co. Ltd.	286,900	11,293,013
Shinko Electric Industries Co. Ltd.	9,900	366,024
Shionogi & Co. Ltd.	39,700	1,905,458
Ship Healthcare Holdings, Inc.	10,700	162,392
Shiseido Co. Ltd.	57,000	1,588,971
Shizuoka Financial Group	77,500	708,351
SHO-BOND Holdings Co. Ltd.	6,800	302,876
Skylark Holdings Co. Ltd. (a)	32,500	530,210
SMC Corp.	8,600	4,787,143
SoftBank Corp.	400,200	5,316,995
SoftBank Group Corp.	147,800	6,380,620
Sohgo Security Services Co., Ltd.	60,500	330,269
Sojitz Corp.	29,240	690,106
Sompo Holdings, Inc.	49,200	2,551,092
Sony Group Corp.	178,700	17,524,823
Sotetsu Holdings, Inc.	13,800	252,928
Square Enix Holdings Co. Ltd.	12,400	484,546
Stanley Electric Co. Ltd.	20,800	397,291
Subaru Corp.	87,500	1,745,565
Sugi Holdings Co. Ltd.	4,900	234,120
Sumco Corp.	49,300	747,409
Sumitomo Chemical Co. Ltd.	230,200	542,025
Sumitomo Corp.	172,900	3,976,329
Sumitomo Electric Industries Ltd.	112,700	1,497,965
Sumitomo Forestry Co. Ltd.	28,100	826,006
Sumitomo Heavy Industries Ltd.	17,300	448,840
Sumitomo Metal Mining Co. Ltd.	39,000	1,077,908
Sumitomo Mitsui Financial Group, Inc.	189,700	9,866,938
Sumitomo Mitsui Trust Holdings, Inc.	103,400	2,119,004
Sumitomo Realty & Development Co. Ltd.	67,600	2,125,963
Sumitomo Rubber Industries Ltd.	26,500	306,989
Sundrug Co. Ltd.	9,400	283,507
Suntory Beverage & Food Ltd.	17,600	574,196
Suzuken Co. Ltd.	10,300	319,722
Suzuki Motor Corp.	69,600	3,126,341
Sysmex Corp.	22,600	1,224,294
T&D Holdings, Inc.	77,800	1,288,271
Taiheiyo Cement Corp.	17,100	351,958
Taisei Corp.	26,800	977,091
Taisho Pharmaceutical Holdings Co. Ltd.	8,100	471,368
Taiyo Yuden Co. Ltd.	18,300	442,050
Takara Holdings, Inc.	29,200	247,045
Takashimaya Co. Ltd.	22,000	306,488
Takeda Pharmaceutical Co. Ltd.	223,884	6,580,058
TDK Corp.	55,100	2,741,491
TechnoPro Holdings, Inc.	15,100	348,128
Teijin Ltd.	27,400	252,063
Terumo Corp.	105,800	3,581,536
The Hachijuni Bank Ltd.	71,200	388,034
THK Co. Ltd.	17,100	328,776
TIS, Inc.	30,300	673,928
Tobu Railway Co. Ltd.	30,100	797,147
Toho Co. Ltd.	17,500	570,058
Toho Gas Co. Ltd.	14,100	283,268
Tohoku Electric Power Co., Inc.	69,800	465,971
Tokai Carbon Co. Ltd.	28,700	201,843
Tokio Marine Holdings, Inc.	283,200	7,467,257
Tokyo Century Corp.	26,800	297,785
Tokyo Electric Power Co., Inc. (a)	111,900	595,773
Tokyo Electron Ltd.	66,800	12,396,240
Tokyo Gas Co. Ltd.	57,400	1,318,586
Tokyo Ohka Kogyo Co. Ltd.	16,800	383,720
Tokyo Tatemono Co. Ltd.	29,700	457,735
Tokyu Corp.	88,800	1,042,004
Tokyu Fudosan Holdings Corp.	87,100	582,488
Toppan Holdings, Inc.	46,700	1,287,260
Toray Industries, Inc.	232,900	1,163,669
Tosoh Corp.	45,300	584,128
Toto Ltd.	22,400	606,263
Toyo Seikan Group Holdings Ltd.	21,400	339,928
Toyo Suisan Kaisha Ltd.	14,500	755,037
Toyo Tire Corp.	17,300	286,459
Toyota Industries Corp.	26,800	2,266,720
Toyota Motor Corp.	1,756,500	35,073,478
Toyota Tsusho Corp.	33,600	2,201,856
Trend Micro, Inc.	20,100	1,149,908
Tsumura & Co.	9,300	168,258
Tsuruha Holdings, Inc.	5,300	419,414
Ube Corp.	14,200	236,082
Ulvac, Inc.	6,300	308,344
Unicharm Corp.	62,500	2,150,524
United Urban Investment Corp.	426	431,336
Ushio, Inc.	16,300	228,351
USS Co. Ltd.	31,900	603,274
Welcia Holdings Co. Ltd.	14,000	236,164
West Japan Railway Co.	34,700	1,445,238
Yakult Honsha Co. Ltd.	43,400	947,925
Yamada Holdings Co. Ltd.	83,000	253,530
Yamaguchi Financial Group, Inc.	33,500	318,420
Yamaha Corp.	24,600	540,968
Yamaha Motor Co. Ltd.	150,300	1,420,599
Yamato Holdings Co. Ltd.	47,700	824,563
Yamazaki Baking Co. Ltd.	24,100	571,468
Yaskawa Electric Corp.	37,900	1,428,312
Yokogawa Electric Corp.	33,700	662,229
Yokohama Rubber Co. Ltd.	19,400	459,153
Zenkoku Hosho Co. Ltd.	8,000	297,707
Zensho Holdings Co. Ltd.	12,800	626,800
Zeon Corp.	26,400	239,512
ZOZO, Inc.	16,800	367,862
TOTAL JAPAN		647,135,946
Jordan - 0.0%
Hikma Pharmaceuticals PLC	23,968	586,686
Korea (South) - 3.4%
Advanced Nano Products Co. Ltd.	1,225	86,783
AfreecaTV Co. Ltd.	1,256	97,486
Alteogen, Inc. (a)	5,017	289,658
AMOREPACIFIC Corp.	3,740	329,909
AMOREPACIFIC Group, Inc.	4,731	86,936
BGF Retail Co. Ltd.	1,377	145,740
Bioneer Corp. (a)	2,875	53,994
BNK Financial Group, Inc.	40,851	229,760
Celltrion Pharm, Inc. (a)	2,658	202,487
Celltrion, Inc.	22,801	3,059,716
Cheil Worldwide, Inc.	9,535	131,235
Chunbo Co. Ltd.	655	40,478
CJ CheilJedang Corp.	1,093	238,681
CJ Corp.	2,025	142,235
CJ ENM Co. Ltd.	1,525	81,461
CJ Logistics Corp.	1,491	151,738
Cosmax, Inc.	1,218	105,684
Cosmo AM&T Co. Ltd. (a)	3,384	334,532
Cosmochemical Co. Ltd. (a)	4,292	91,175
Coupang, Inc. Class A (a)	162,290	2,272,060
Coway Co. Ltd.	7,459	309,401
CS Wind Corp.	3,886	165,515
Daeduck Electronics Co. Ltd.	4,750	85,506
Daejoo Electronic Materials Co. Ltd.	1,469	75,754
Daewoo Engineering & Construction Co. Ltd. (a)	27,945	82,181
DB HiTek Co. Ltd.	5,703	211,426
Db Insurance Co. Ltd.	7,193	474,498
Delivery Hero AG (a)(c)	28,351	643,264
DGB Financial Group Co. Ltd.	23,590	159,183
DL E&C Co. Ltd.	4,223	131,353
Dongjin Semichem Co. Ltd.	4,354	125,351
Dongkuk CM Co. Ltd.	2,408	11,922
Dongkuk Steel Mill Co. Ltd.	1,283	7,172
Dongkuk Steel Mill Co. Ltd.	3,996	34,029
Doosan Bobcat, Inc.	7,513	286,129
Doosan Co. Ltd.	1,584	107,112
Doosan Fuel Cell Co. Ltd. (a)	6,453	99,799
Doosan Heavy Industries & Construction Co. Ltd. (a)	64,446	744,486
Douzone Bizon Co. Ltd.	2,134	76,389
E-Mart, Inc.	2,992	174,094
Ecopro BM Co. Ltd.	6,518	1,034,626
Ecopro Co. Ltd.	2,755	1,027,645
EO Technics Co. Ltd.	1,095	140,084
F&F Co. Ltd.	2,581	137,069
Fila Holdings Corp.	5,660	172,428
Foosung Co. Ltd.	6,152	37,994
Green Cross Corp.	736	59,429
GS Engineering & Construction Corp.	9,294	104,780
GS Holdings Corp.	6,829	236,828
GS Retail Co. Ltd.	5,350	89,289
Hana Financial Group, Inc.	41,536	1,485,238
Hana Tour Service, Inc. (a)	1,756	83,830
HanAll BioPharma Co. Ltd. (a)	4,785	110,423
Hanjin Kal Corp.	5,048	276,661
Hankook Tire Co. Ltd.	10,852	415,356
Hanmi Pharm Co. Ltd.	910	220,784
Hanmi Science Co. Ltd.	5,353	157,287
Hanmi Semiconductor Co. Ltd.	7,598	331,351
Hanon Systems	20,525	95,797
Hansol Chemical Co. Ltd.	1,281	191,737
Hanwha Aerospace Co. Ltd.	4,811	496,854
Hanwha Corp.	7,078	144,025
Hanwha Life Insurance Co. Ltd. (a)	40,931	92,921
Hanwha Ocean Co. Ltd. (a)	9,067	149,006
Hanwha Solutions Corp. (a)	15,722	390,580
Hanwha Systems Co. Ltd.	9,598	110,706
HD Hyundai Co. Ltd.	6,144	327,477
HD Hyundai Heavy Industries Co. Ltd. (a)	2,594	221,026
HD Hyundai Infracore Co. Ltd.	16,797	96,850
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	6,499	551,424
Hite Jinro Co. Ltd.	4,195	65,889
HL Mando Co. Ltd.	4,182	109,782
HLB, Inc.	16,268	820,544
HMM Co. Ltd.	41,177	591,819
Hotel Shilla Co.	4,611	200,848
HUGEL, Inc. (a)	785	89,175
HYBE Co. Ltd. (a)	2,576	388,396
Hyosung Advanced Materials Co.	351	85,762
Hyosung TNC Co. Ltd.	344	77,371
Hyundai Bioscience Co. Ltd. (a)	4,540	84,230
Hyundai Department Store Co. Ltd.	1,691	68,000
Hyundai Elevator Co. Ltd.	3,097	94,245
Hyundai Engineering & Construction Co. Ltd.	10,159	262,927
Hyundai Glovis Co. Ltd.	3,146	411,950
Hyundai Marine & Fire Insurance Co. Ltd.	8,144	206,845
Hyundai Mipo Dockyard Co. Ltd. (a)	3,128	157,677
Hyundai Mobis	8,916	1,397,630
Hyundai Motor Co. Ltd.	19,364	2,816,530
Hyundai Rotem Co. Ltd. (a)	9,926	209,325
Hyundai Steel Co.	11,875	297,372
Hyundai Wia Corp.	2,121	92,217
Industrial Bank of Korea	44,143	414,173
JB Financial Group Co. Ltd.	14,778	126,804
JYP Entertainment Corp.	3,837	215,947
Kakao Corp.	42,598	1,665,847
Kakao Games Corp. (a)	6,188	113,053
Kakao Pay Corp. (a)	3,711	130,971
KakaoBank Corp.	48,962	995,173
Kangwon Land, Inc.	15,698	176,127
KB Financial Group, Inc.	53,490	2,270,020
KCC Corp.	541	99,644
KEPCO E&C	1,921	94,165
KEPCO Plant Service & Engineering Co. Ltd.	3,214	81,652
Kia Corp.	36,022	2,766,920
Kiwoom Securities Co. Ltd.	1,898	137,189
Koh Young Technology, Inc.	7,349	95,885
Kolon Industries, Inc.	2,528	76,900
Korea Aerospace Industries Ltd.	9,717	366,110
Korea Electric Power Corp. (a)	35,653	528,702
Korea Gas Corp.	4,105	81,176
Korea Investment Holdings Co. Ltd.	6,161	282,893
Korea Petro Chemical Industries Co. Ltd.	536	53,237
Korea Zinc Co. Ltd.	1,698	601,540
Korean Air Lines Co. Ltd.	26,586	446,993
Korean Reinsurance Co.	15,834	89,619
KRAFTON, Inc. (a)	4,720	756,891
KT&G Corp.	14,324	972,815
Kum Yang Co. Ltd. (a)	4,502	263,011
Kumho Petro Chemical Co. Ltd.	2,401	223,892
L&F Co. Ltd.	3,466	369,554
Leeno Industrial, Inc.	1,378	205,026
LegoChem Biosciences, Inc. (a)	3,289	123,772
LG Chemical Ltd.	6,671	2,163,330
LG Corp.	15,770	968,345
LG Display Co. Ltd. (a)	32,549	282,857
LG Display Co. Ltd. rights 3/7/24 (a)	10,347	12,249
LG Electronics, Inc.	15,452	1,077,083
LG Energy Solution (a)	5,655	1,605,137
LG H & H Co. Ltd.	1,382	313,234
LG Innotek Co. Ltd.	1,946	277,553
LG Uplus Corp.	29,664	227,119
Lotte Chemical Corp.	2,502	244,738
Lotte Confectionery Co. Ltd.	5,518	119,862
Lotte Energy Materials Corp.	3,083	72,459
Lotte Fine Chemical Co. Ltd.	1,855	69,020
Lotte Shopping Co. Ltd.	1,888	116,080
LS Corp.	2,462	167,488
LS Electric Co. Ltd.	2,064	108,516
LX International Corp.	3,292	69,218
Lx Semicon Co. Ltd.	1,546	89,521
Medytox, Inc.	653	93,755
Meritz Financial Holdings Co.	15,853	813,904
Mirae Asset Securities Co. Ltd.	33,890	199,266
Naturecell Co. Ltd. (a)	6,871	39,319
NAVER Corp.	21,442	3,197,514
NCSOFT Corp.	2,185	322,488
Netmarble Corp. (a)(c)	3,202	139,578
NH Investment & Securities Co. Ltd.	18,838	149,468
NongShim Co. Ltd.	481	136,199
Oci Co. Ltd.	803	55,201
Oci Holdings Co. Ltd.	2,116	165,045
Orion Corp./Republic of Korea	3,473	240,213
Pan Ocean Co., Ltd. (Korea)	32,842	89,453
Paradise Co. Ltd. (a)	6,116	57,846
Pearl Abyss Corp. (a)	4,107	100,294
People & Technology, Inc.	2,715	73,175
POSCO	10,545	3,345,758
POSCO Chemtech Co. Ltd.	4,403	829,380
Posco International Corp.	6,341	248,905
S-Oil Corp.	5,630	286,234
S.M. Entertainment Co. Ltd.	1,590	90,486
S1 Corp.	2,449	104,600
Sam Chun Dang Pharm Co. Ltd. (a)	1,826	87,496
Samsung Biologics Co. Ltd. (a)(c)	2,635	1,658,679
Samsung C&T Corp.	12,343	1,275,102
Samsung Card Co. Ltd.	3,845	94,979
Samsung Electro-Mechanics Co. Ltd.	7,954	827,233
Samsung Electronics Co. Ltd.	727,287	39,518,922
Samsung Engineering Co. Ltd. (a)	22,036	367,553
Samsung Fire & Marine Insurance Co. Ltd.	4,688	927,671
Samsung Heavy Industries Co. Ltd. (a)	102,269	557,383
Samsung Life Insurance Co. Ltd.	13,508	701,960
Samsung SDI Co. Ltd.	7,438	2,064,244
Samsung SDS Co. Ltd.	5,667	644,462
Samsung Securities Co. Ltd.	8,814	247,748
SD Biosensor, Inc.	5,624	43,760
Seegene, Inc.	5,148	97,440
Shinhan Financial Group Co. Ltd.	69,494	2,129,326
Shinsegae Co. Ltd.	915	118,044
SK Biopharmaceuticals Co. Ltd. (a)	3,892	270,334
SK Bioscience Co. Ltd. (a)	3,724	176,983
SK Chemicals Co. Ltd.	1,309	63,099
SK Hynix, Inc.	76,339	7,644,725
SK IE Technology Co. Ltd. (a)(c)	3,858	213,840
SK Innovation Co., Ltd.	8,041	700,730
SK Square Co. Ltd. (a)	13,716	532,848
SK, Inc.	5,097	698,698
SKC Co. Ltd.	2,581	147,978
SOLUM Co. Ltd. (a)	5,424	111,315
Solus Advanced Materials Co. Lt	4,676	39,311
Soulbrain Co. Ltd.	578	116,549
Ssangyong Cement Industrial Co. Ltd.	17,076	77,089
ST Pharm Co. Ltd.	1,399	64,713
Studio Dragon Corp. (a)	1,551	53,217
Taihan Electric Wire Co. Ltd.	10,260	71,642
Taihan Electric Wire Co. Ltd. rights 2/28/24 (a)	5,142	6,049
WeMade Entertainment Co. Ltd.	2,537	97,066
WONIK IPS Co. Ltd.	4,458	100,787
Woori Financial Group, Inc.	94,589	980,743
Youngone Corp.	2,963	106,373
Yuhan Corp.	7,702	340,427
TOTAL KOREA (SOUTH)		127,258,460
Kuwait - 0.2%
Agility Public Warehousing Co. KSC (a)	207,031	390,498
Boubyan Bank KSC	180,101	359,616
Gulf Bank	327,322	308,694
Kuwait Finance House KSCP	1,283,803	3,223,076
Mabanee Co. SAKC	85,799	214,846
Mobile Telecommunication Co.	287,129	491,154
National Bank of Kuwait	1,129,725	3,600,424
National Industries Group Holding SAK	284,016	220,747
TOTAL KUWAIT		8,809,055
Luxembourg - 0.1%
Aperam SA	5,975	184,805
ArcelorMittal SA (Netherlands)	65,249	1,807,994
Eurofins Scientific SA	18,376	1,114,087
RTL Group SA	5,149	198,765
SES SA (France) (depositary receipt)	46,224	284,739
TOTAL LUXEMBOURG		3,590,390
Macau - 0.1%
Galaxy Entertainment Group Ltd.	286,000	1,484,306
Sands China Ltd. (a)	346,400	909,221
TOTAL MACAU		2,393,527
Malaysia - 0.4%
AMMB Holdings Bhd	320,200	286,675
Axiata Group Bhd	431,428	248,573
CelcomDigi Bhd	470,600	421,595
CIMB Group Holdings Bhd	1,070,296	1,409,734
Dialog Group Bhd	539,300	208,568
Gamuda Bhd	391,316	414,447
Genting Bhd	306,900	305,737
Genting Malaysia Bhd	385,300	219,538
Hong Leong Bank Bhd	107,000	434,250
IHH Healthcare Bhd	448,000	578,009
Inari Amertron Bhd	449,400	300,843
IOI Corp. Bhd	439,500	370,565
Kuala Lumpur Kepong Bhd	82,420	386,515
Malayan Banking Bhd	1,042,195	2,038,532
Malaysia Airports Holdings Bhd	153,191	249,103
Maxis Bhd	340,900	273,637
MISC Bhd	190,200	295,233
MR DIY Group M Sdn Bhd (c)	548,800	160,124
Nestle (Malaysia) Bhd	8,700	218,041
Petronas Chemicals Group Bhd	400,700	572,725
Petronas Dagangan Bhd	49,300	220,644
Petronas Gas Bhd	140,000	524,768
PPB Group Bhd	99,000	302,257
Press Metal Aluminium Holdings	534,400	534,850
Public Bank Bhd	2,163,700	2,005,787
QL Resources Bhd	154,700	190,646
RHB Bank Bhd	285,417	337,647
Sime Darby Bhd	446,500	229,093
Sime Darby Plantation Bhd	542,167	505,590
Telekom Malaysia Bhd	282,630	353,225
Tenaga Nasional Bhd	406,600	921,230
Top Glove Corp. Bhd (a)	765,900	150,368
V.S. Industry Bhd warrants 6/14/24 (a)	38,200	40
TOTAL MALAYSIA		15,668,589
Malta - 0.0%
Kindred Group PLC (depository receipt)	33,790	398,889
Mexico - 0.7%
Alfa SA de CV Series A	448,400	352,749
America Movil S.A.B. de CV Series L	2,923,300	2,641,101
Arca Continental S.A.B. de CV	65,300	741,950
Banco del Bajio SA (c)	110,900	421,912
Borr Drilling Ltd.	25,920	161,303
CEMEX S.A.B. de CV unit (a)	2,152,200	1,788,134
Coca-Cola FEMSA S.A.B. de CV unit	75,530	719,074
Fibra Uno Administracion SA de CV	404,200	687,151
Fomento Economico Mexicano S.A.B. de CV unit	260,300	3,530,304
Gruma S.A.B. de CV Series B	26,095	488,499
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	56,010	871,968
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	26,345	767,979
Grupo Aeroportuario Norte S.A.B. de CV	38,200	349,718
Grupo Bimbo S.A.B. de CV Series A	213,600	974,457
Grupo Carso SA de CV Series A1	77,700	728,447
Grupo Elektra SA de CV	7,370	493,880
Grupo Financiero Banorte S.A.B. de CV Series O	351,500	3,575,144
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	245,700	725,901
Grupo Mexico SA de CV Series B	441,900	2,280,170
Grupo Televisa SA de CV	351,700	212,105
Industrias Penoles SA de CV (a)	26,190	344,412
Kimberly-Clark de Mexico SA de CV Series A	204,000	465,094
Orbia Advance Corp. S.A.B. de CV	133,800	266,799
Promotora y Operadora de Infraestructura S.A.B. de CV	27,650	272,058
Ternium SA sponsored ADR	7,173	277,308
Wal-Mart de Mexico SA de CV Series V	692,400	2,860,678
TOTAL MEXICO		26,998,295
Netherlands - 3.6%
Adyen BV (a)(c)	4,390	5,505,883
Akzo Nobel NV	24,292	1,865,929
Argenx SE (a)	8,381	3,164,934
ASM International NV (Netherlands)	6,509	3,631,093
ASML Holding NV (Netherlands)	57,099	49,538,415
Euronext NV (c)	13,777	1,215,671
EXOR NV	14,271	1,385,881
Heineken Holding NV	14,313	1,204,188
Heineken NV (Bearer)	35,868	3,608,159
IMCD NV	8,113	1,245,016
ING Groep NV (Certificaten Van Aandelen)	511,894	7,273,230
Koninklijke Ahold Delhaize NV	138,157	3,885,413
Koninklijke KPN NV	474,078	1,612,691
Koninklijke Philips Electronics NV	131,393	2,779,692
NN Group NV	40,389	1,655,474
Randstad NV	17,334	988,345
Shell PLC (London)	933,717	28,947,401
Stellantis NV (Italy)	312,850	6,929,298
Universal Music Group NV	108,285	3,191,996
Wolters Kluwer NV	35,159	5,186,499
TOTAL NETHERLANDS		134,815,208
New Zealand - 0.2%
Auckland International Airport Ltd.	188,895	966,131
Chorus Ltd.	62,906	305,781
Contact Energy Ltd.	108,638	535,420
Fisher & Paykel Healthcare Corp.	82,128	1,186,179
Fletcher Building Ltd.	107,362	295,944
Infratil Ltd.	119,982	774,002
Mainfreight Ltd.	11,915	521,439
Mercury Nz Ltd.	93,936	384,473
Meridian Energy Ltd.	171,574	581,257
Spark New Zealand Ltd.	258,645	839,168
The a2 Milk Co. Ltd. (a)	101,534	319,565
Xero Ltd. (a)	19,996	1,431,286
TOTAL NEW ZEALAND		8,140,645
Norway - 0.5%
Aker ASA (A Shares)	3,301	197,264
Aker BP ASA	44,381	1,184,928
AutoStore Holdings Ltd. (a)(c)	123,831	227,887
DNB Bank ASA	126,410	2,457,376
Entra ASA (c)	9,883	108,253
Equinor ASA	141,147	4,039,217
Europris ASA (c)	23,405	175,695
Frontline PLC	19,726	442,451
Gjensidige Forsikring ASA	27,163	438,286
Kongsberg Gruppen ASA	12,324	629,251
Leroy Seafood Group ASA	37,516	151,102
Mowi ASA	63,322	1,142,743
Nordic VLSI ASA (a)	23,978	243,946
Norsk Hydro ASA	192,040	1,125,451
Orkla ASA	105,501	827,577
Salmar ASA	9,867	548,644
Schibsted ASA:
(A Shares)	9,853	302,881
(B Shares)	13,570	389,401
Sparebank 1 Sr Bank ASA (primary capital certificate)	27,132	329,694
Sparebanken Midt-Norge	17,252	235,227
Storebrand ASA (A Shares)	66,828	602,499
Telenor ASA	89,663	994,906
TGS ASA	17,354	170,450
Tomra Systems ASA	32,481	328,910
TOTAL NORWAY		17,294,039
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	33,718	511,502
Credicorp Ltd. (United States)	9,707	1,440,810
TOTAL PERU		1,952,312
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	315,370	271,378
ACEN Corp.	1,269,102	95,629
Ayala Corp.	36,360	437,953
Ayala Land, Inc.	841,700	508,464
Bank of the Philippine Islands (BPI)	287,836	563,835
BDO Unibank, Inc.	303,100	779,990
Globe Telecom, Inc.	4,158	128,329
International Container Terminal Services, Inc.	112,680	487,056
JG Summit Holdings, Inc.	442,545	301,010
Jollibee Food Corp.	65,790	296,720
Manila Electric Co.	40,910	263,147
Metropolitan Bank & Trust Co.	244,564	247,641
Monde Nissin Corp. (c)	997,100	154,740
PLDT, Inc.	11,990	271,047
SM Investments Corp.	70,120	1,119,047
SM Prime Holdings, Inc.	1,654,300	1,005,950
Universal Robina Corp.	122,990	243,835
TOTAL PHILIPPINES		7,175,771
Poland - 0.3%
Allegro.eu SA (a)(c)	60,678	460,448
Bank Polska Kasa Opieki SA	25,101	968,521
CD Projekt RED SA	9,520	249,047
Dino Polska SA (a)(c)	6,697	725,704
Grupa Kety SA	1,344	228,915
InPost SA (a)	30,320	457,097
KGHM Polska Miedz SA (Bearer)	18,911	531,084
Kruk SA	2,437	276,678
LPP SA	147	571,604
Orange Polska SA	89,893	192,306
Orlen SA	83,026	1,299,254
PGE Polska Grupa Energetyczna SA (a)	120,846	255,687
Powszechna Kasa Oszczednosci Bank SA	122,830	1,564,459
Powszechny Zaklad Ubezpieczen SA	80,071	967,055
Santander Bank Polska SA	4,832	587,686
TOTAL POLAND		9,335,545
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	1,115,710	325,672
Energias de Portugal SA	420,262	1,881,202
Galp Energia SGPS SA Class B	63,711	1,006,279
Jeronimo Martins SGPS SA	39,273	894,684
NOS SGPS	23,519	83,368
REN - Redes Energeticas Nacionais SGPS SA	45,779	112,552
TOTAL PORTUGAL		4,303,757
Qatar - 0.2%
Barwa Real Estate Co.	312,693	247,767
Industries Qatar QSC	266,722	879,062
Masraf al Rayan	963,047	621,577
Mesaieed Petrochemical Holding Co.	594,690	274,397
Qatar Electricity & Water Co.	74,871	356,362
Qatar Fuel Co.	89,098	384,191
Qatar Gas Transport Co. Ltd. (Nakilat)	376,759	359,064
Qatar International Islamic Bank QSC	157,508	451,630
Qatar Islamic Bank	235,316	1,260,275
Qatar National Bank SAQ	627,881	2,674,659
The Commercial Bank of Qatar	453,039	653,242
TOTAL QATAR		8,162,226
Romania - 0.0%
NEPI Rockcastle PLC	71,809	483,572
Russia - 0.0%
Alrosa Co. Ltd. (a)(d)	280,800	48,304
Gazprom OAO (a)(d)	1,373,390	148,600
LUKOIL PJSC (a)(d)	41,065	13,143
Magnit OJSC (a)(d)	8,984	191
MMC Norilsk Nickel PJSC (a)(d)	6,814	46,859
Mobile TeleSystems OJSC sponsored ADR (a)(d)	50,085	49,884
Novatek PJSC (a)(d)	110,726	3,198
Polyus PJSC (a)(d)	3,653	8,883
Sberbank of Russia (a)(d)	1,236,820	7,863
Severstal PAO (a)(d)	21,400	494
Surgutneftegas OJSC (a)(d)	1,002,400	12,683
Tatneft PAO (a)(d)	175,192	22,531
VK Co. Ltd. GDR (Reg. S) (a)(d)	12,713	0
Yandex NV Series A (a)(d)	37,320	477,696
TOTAL RUSSIA		840,329
Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.	63,047	230,998
ACWA Power Co.	18,672	1,194,976
Advanced Petrochemicals Co.	17,298	175,512
Al Rajhi Bank	277,407	6,213,751
Alinma Bank	139,484	1,541,722
Almarai Co. Ltd.	31,867	485,215
Arabian Internet and Communications Services Co. Ltd.	3,397	297,116
Bank Al-Jazira (a)	55,380	298,010
Bank Albilad	70,387	837,114
Banque Saudi Fransi	84,574	902,099
Dar Al Arkan Real Estate Development Co. (a)	73,236	253,878
Dr Sulaiman Al Habib Medical Services Group Co.	12,027	930,063
Elm Co.	3,785	910,394
Emaar The Economic City (a)	77,086	163,212
Etihad Etisalat Co.	54,266	753,916
Jarir Marketing Co.	81,384	330,736
Mobile Telecommunications Co. Saudi Arabia	60,502	215,220
Mouwasat Medical Services Co.	13,022	412,526
Nahdi Medical Co.	5,627	210,969
National Industrialization Co. (a)	50,384	157,194
Riyad Bank	196,478	1,487,954
Sabic Agriculture-Nutrients Co.	33,363	1,140,539
Sahara International Petrochemical Co.	50,540	424,525
Saudi Arabian Mining Co.	173,117	2,141,977
Saudi Awwal Bank	51,668	495,311
Saudi Basic Industries Corp.	127,781	2,654,367
Saudi Cement Co.	10,319	132,492
Saudi Electricity Co.	110,039	556,342
Saudi Industrial Investment Group	52,043	282,274
Saudi Investment Bank/The	67,645	281,396
Saudi Kayan Petrochemical Co. (a)	103,846	254,208
Saudi Research & Marketing Group (a)	5,420	300,621
Saudi Tadawul Group Holding Co.	6,788	375,050
Saudi Telecom Co.	255,634	2,781,224
The Co. for Cooperative Insurance	10,741	351,723
The Saudi National Bank	416,579	4,510,042
The Savola Group	36,447	436,866
Yanbu National Petrochemical Co.	40,515	414,863
TOTAL SAUDI ARABIA		35,536,395
Singapore - 1.0%
CapitaLand Ascendas REIT	511,697	1,108,965
Capitaland Ascott Trust unit	357,312	254,740
CapitaLand Investment Ltd.	342,873	752,705
CapitaMall Trust	729,338	1,087,273
City Developments Ltd.	71,600	324,977
ComfortDelgro Corp. Ltd.	316,700	329,395
DBS Group Holdings Ltd.	259,557	6,147,686
Frasers Logistics & Industrial Trust	429,200	357,284
Genting Singapore Ltd.	786,900	590,966
Grab Holdings Ltd. (a)	296,318	909,696
Jardine Cycle & Carriage Ltd.	12,600	243,130
Keppel (REIT)	323,560	222,518
Keppel DC (REIT)	181,500	227,895
Keppel Ltd.	198,000	1,052,125
Mapletree Industrial (REIT)	288,254	525,013
Mapletree Logistics Trust (REIT)	469,085	539,390
Mapletree Pan Asia Commercial Trust	322,218	348,934
NetLink NBN Trust	394,400	248,263
Oversea-Chinese Banking Corp. Ltd.	548,322	5,244,907
SATS Ltd. (a)	144,523	295,078
Sea Ltd. ADR (a)	48,800	1,861,232
Seatrium Ltd. (a)	5,775,276	428,605
Sembcorp Industries Ltd.	131,000	551,312
Singapore Airlines Ltd.	190,850	947,242
Singapore Exchange Ltd.	117,700	821,857
Singapore Technologies Engineering Ltd.	211,600	586,331
Singapore Telecommunications Ltd.	1,014,100	1,809,705
STMicroelectronics NV (Italy)	92,996	4,083,125
Suntec (REIT)	318,000	281,121
United Overseas Bank Ltd.	217,200	4,578,259
UOL Group Ltd.	66,100	306,941
Venture Corp. Ltd.	37,800	376,585
TOTAL SINGAPORE		37,443,255
South Africa - 0.9%
Absa Group Ltd.	118,537	1,037,060
Anglo American Platinum Ltd.	7,718	328,544
Anglo American PLC (United Kingdom)	189,425	4,515,452
Aspen Pharmacare Holdings Ltd.	51,450	533,338
Bid Corp. Ltd.	47,679	1,156,494
Bidvest Group Ltd./The	48,806	643,439
Capitec Bank Holdings Ltd.	12,855	1,371,841
Clicks Group Ltd.	33,625	540,478
Discovery Ltd.	71,413	528,393
Exxaro Resources Ltd.	34,250	342,582
FirstRand Ltd.	755,549	2,740,921
Foschini Group Ltd./The	44,590	270,910
Gold Fields Ltd.	126,646	1,868,696
Growthpoint Properties Ltd.	474,714	300,460
Harmony Gold Mining Co. Ltd.	75,309	470,737
Impala Platinum Holdings Ltd.	121,362	471,085
Life Healthcare Group Holdings Ltd.	204,296	201,759
Mr Price Group Ltd.	37,306	341,408
MTN Group Ltd.	238,931	1,219,253
MultiChoice Group Ltd. (a)	39,789	159,390
Naspers Ltd. Class N	26,279	4,403,447
Nedbank Group Ltd.	70,242	816,004
Northam Platinum Holdings Ltd.	49,978	336,692
Old Mutual Ltd.	600,658	399,423
OUTsurance Group Ltd.	100,184	223,939
Remgro Ltd.	73,391	618,174
Sanlam Ltd.	248,145	946,722
Sappi Ltd.	80,644	191,935
Sasol Ltd.	82,386	715,581
Shoprite Holdings Ltd.	67,389	977,190
Sibanye-Stillwater Ltd.	392,105	472,541
Spar Group Ltd./The (a)	27,933	167,471
Standard Bank Group Ltd.	190,228	2,029,437
Thungela Resources Ltd.	19,454	124,605
Tiger Brands Ltd.	22,526	252,517
Vodacom Group Ltd.	95,137	474,402
Woolworths Holdings Ltd.	125,278	464,176
TOTAL SOUTH AFRICA		32,656,496
Spain - 1.6%
Acciona SA	3,584	465,756
ACS Actividades de Construccion y Servicios SA	28,399	1,122,976
Aena SME SA (c)	10,397	1,845,519
Amadeus IT Holding SA Class A	63,701	4,478,839
Banco Bilbao Vizcaya Argentaria SA	845,502	7,913,426
Banco de Sabadell SA	799,026	1,041,390
Banco Santander SA (Spain)	2,288,838	9,198,977
Bankinter SA	93,402	577,374
CaixaBank SA	572,809	2,442,454
Cellnex Telecom SA (c)	83,176	3,200,394
EDP Renovaveis SA	42,615	693,113
Enagas SA	32,717	533,541
Endesa SA	45,032	893,509
Grifols SA (a)	32,195	352,976
Grifols SA ADR (a)	11,004	88,472
Iberdrola SA	816,855	9,835,721
Industria de Diseno Textil SA	158,563	6,779,738
Merlin Properties Socimi SA	46,925	482,016
Naturgy Energy Group SA	25,593	691,459
Redeia Corp. SA	58,178	970,130
Repsol SA	181,986	2,687,621
Telefonica SA	814,544	3,314,244
TOTAL SPAIN		59,609,645
Sweden - 2.2%
AAK AB	26,196	591,551
AddTech AB (B Shares)	36,320	755,252
AFRY AB (B Shares)	13,560	187,894
Alfa Laval AB	41,175	1,519,732
ASSA ABLOY AB (B Shares)	140,053	3,841,055
Atlas Copco AB:
(A Shares)	364,672	5,819,955
(B Shares)	221,802	3,085,127
Avanza Bank Holding AB (b)	16,795	338,913
Axfood AB	15,609	394,925
Beijer Ref AB (B Shares)	56,181	770,915
Billerud AB	31,505	280,639
Boliden AB	38,958	1,036,781
Bravida Holding AB (c)	29,163	222,086
Castellum AB	60,770	790,965
Dometic Group AB (c)	46,766	372,541
Electrolux AB (B Shares) (a)	31,191	293,727
Elekta AB (B Shares)	51,099	386,435
Embracer Group AB (a)(b)	123,506	237,953
Epiroc AB:
(A Shares)	89,737	1,585,541
(B Shares)	54,311	849,111
EQT AB	48,758	1,321,247
Ericsson (B Shares)	437,385	2,424,635
Essity AB (B Shares)	85,433	2,008,855
Evolution AB (c)	27,210	3,197,747
Fabege AB	33,876	318,882
Fastighets AB Balder (a)	91,804	616,987
Fortnox AB	70,140	389,567
Getinge AB (B Shares)	31,444	675,916
H&M Hennes & Mauritz AB (B Shares)	87,550	1,240,733
Hexagon AB (B Shares)	297,761	3,249,641
HEXPOL AB (B Shares)	36,135	415,287
Holmen AB (B Shares)	12,792	505,944
Hufvudstaden AB (A Shares)	18,021	234,296
Husqvarna AB (B Shares)	48,511	379,449
Industrivarden AB:
(A Shares)	19,857	626,622
(C Shares)	23,686	746,315
Indutrade AB	38,046	929,703
Investment AB Latour (B Shares)	19,571	494,792
Investor AB (B Shares)	257,314	6,080,104
Kinnevik AB (B Shares) (a)	33,467	362,917
L E Lundbergforetagen AB	10,102	528,657
Lagercrantz Group AB (B Shares)	28,648	376,040
Lifco AB	29,640	718,311
Loomis AB (B Shares)	9,917	271,400
Nibe Industrier AB (B Shares)	218,589	1,317,838
Nordnet AB	22,368	353,146
Saab AB (B Shares)	11,837	765,274
Sagax AB	29,705	725,880
Sandvik AB	153,197	3,219,573
Securitas AB (B Shares)	70,262	684,279
Sinch AB (a)(c)	101,423	315,331
Skandinaviska Enskilda Banken AB (A Shares)	236,494	3,366,750
Skanska AB (B Shares)	50,938	886,685
SKF AB (B Shares)	53,707	1,062,616
SSAB AB (B Shares)	90,889	696,953
Svenska Cellulosa AB SCA (B Shares)	85,336	1,164,830
Svenska Handelsbanken AB (A Shares)	223,324	2,407,509
Sweco AB (B Shares)	28,592	336,016
Swedbank AB (A Shares)	129,825	2,654,722
Swedish Orphan Biovitrum AB (a)	32,927	923,898
Tele2 AB (B Shares)	79,949	682,666
Telia Co. AB	326,178	841,270
Thule Group AB (c)	14,658	374,808
Trelleborg AB (B Shares)	32,329	986,958
Viaplay Group AB (B Shares) (a)(b)	9,403	2,170
Vitrolife AB	10,345	171,379
Volvo AB:
(A Shares)	27,161	669,195
(B Shares)	224,369	5,387,883
Volvo Car AB (a)	73,748	193,607
Wallenstam AB (B Shares)	60,072	303,920
Wihlborgs Fastigheter AB	36,984	332,110
TOTAL SWEDEN		82,302,411
Switzerland - 3.6%
ABB Ltd. (Reg.)	229,007	9,689,708
Adecco SA (Reg.)	23,933	1,041,132
Alcon, Inc. (Switzerland)	70,742	5,364,571
Baloise Holdings AG	6,538	1,047,807
Compagnie Financiere Richemont SA Series A	73,910	10,978,191
DSM-Firmenich AG	29,364	3,112,439
Geberit AG (Reg.)	4,729	2,741,116
Givaudan SA	1,125	4,704,937
Julius Baer Group Ltd.	29,249	1,592,358
Kuehne & Nagel International AG	7,896	2,688,273
Lindt & Spruengli AG	15	1,901,617
Lindt & Spruengli AG (participation certificate)	143	1,822,817
Logitech International SA (Reg.)	22,566	1,894,817
Lonza Group AG	10,542	5,154,044
Novartis AG	293,601	30,362,395
Partners Group Holding AG	3,097	4,209,724
Sandoz Group AG	61,196	2,113,264
Schindler Holding AG (participation certificate)	5,779	1,446,508
SGS SA (Reg.)	21,539	1,997,777
Sika AG	22,757	6,282,252
Sonova Holding AG	6,759	2,175,067
Straumann Holding AG	16,493	2,530,475
Swatch Group AG (Bearer)	4,132	970,024
Swiss Life Holding AG	4,179	3,009,248
Swisscom AG	3,593	2,149,263
UBS Group AG	431,705	13,001,927
VAT Group AG (c)	3,832	1,805,985
Zurich Insurance Group Ltd.	20,734	10,550,205
TOTAL SWITZERLAND		136,337,941
Taiwan - 4.7%
Accton Technology Corp.	72,000	1,211,476
Acer, Inc.	436,000	640,440
Advantech Co. Ltd.	68,458	738,077
Alchip Technologies Ltd.	11,000	1,364,723
AP Memory Technology Corp.	19,000	316,342
ASE Technology Holding Co. Ltd.	485,000	2,097,467
Asia Cement Corp.	367,000	465,496
Asia Vital Components Co. Ltd.	46,000	624,871
ASMedia Technology, Inc.	4,000	236,576
ASPEED Tech, Inc.	4,300	422,433
ASUSTeK Computer, Inc.	99,000	1,406,024
AUO Corp.	1,034,000	604,395
BizLink Holding, Inc.	18,560	136,617
Catcher Technology Co. Ltd.	95,000	590,428
Cathay Financial Holding Co. Ltd.	1,371,923	1,929,640
Chailease Holding Co. Ltd.	230,057	1,273,751
Chang Hwa Commercial Bank	1,033,934	577,318
Cheng Shin Rubber Industry Co. Ltd.	289,000	419,121
Chicony Electronics Co. Ltd.	94,000	492,966
China Airlines Ltd.	423,000	274,809
China Development Financial Ho (a)	2,408,000	924,666
China Petrochemical Development Corp. (a)	481,277	144,646
China Steel Corp.	1,804,000	1,445,905
Chipbond Technology Corp.	84,000	193,277
Chroma ATE, Inc.	55,000	351,594
Chung Hsin Electric & Machinery Manufacturing Corp.	57,000	216,536
Chung Hung Steel Co. Ltd.	117,000	88,854
Chunghwa Telecom Co. Ltd.	539,000	2,043,726
Compal Electronics, Inc.	596,000	683,668
Compeq Manufacturing Co. Ltd.	147,000	326,103
CTBC Financial Holding Co. Ltd.	2,785,000	2,527,111
Delta Electronics, Inc.	273,000	2,443,474
E Ink Holdings, Inc.	126,000	835,769
E.SUN Financial Holdings Co. Ltd.	2,231,574	1,761,723
ECLAT Textile Co. Ltd.	28,000	488,793
Elan Microelectronics Corp.	40,000	191,370
Elite Material Co. Ltd.	42,000	617,134
Elite Semiconductor Memory Technology, Inc.	37,000	108,614
eMemory Technology, Inc.	9,000	802,872
ENNOSTAR, Inc. (a)	85,500	114,703
EVA Airways Corp.	381,619	384,745
Evergreen Marine Corp. (Taiwan)	145,657	698,798
Far Eastern International Bank	512,740	199,833
Far Eastern New Century Corp.	544,000	536,846
Far EasTone Telecommunications Co. Ltd.	222,000	569,953
Faraday Technology Corp.	31,000	409,809
Feng Tay Enterprise Co. Ltd.	87,417	450,818
First Financial Holding Co. Ltd.	1,575,793	1,337,528
Fitipower Integrated Technology, Inc.	13,000	97,357
FLEXium Interconnect, Inc.	42,000	114,620
Formosa Chemicals & Fibre Corp.	569,000	1,027,469
Formosa Petrochemical Corp.	238,000	565,359
Formosa Plastics Corp.	683,000	1,569,893
Foxconn Technology Co. Ltd.	152,000	244,825
Fubon Financial Holding Co. Ltd.	1,197,035	2,461,075
Genius Electronic Optical Co. Ltd.	14,000	178,018
Giant Manufacturing Co. Ltd.	44,341	252,438
Gigabyte Technology Co. Ltd.	69,000	682,937
Global Unichip Corp.	12,000	589,283
GlobalWafers Co. Ltd.	30,000	554,354
Great Wall Enterprise Co. Ltd.	111,977	206,358
HannStar Display Corp. (a)	289,000	108,561
Highwealth Construction Corp.	223,676	282,957
Himax Technologies, Inc. sponsored ADR (b)	17,133	97,829
HIWIN Technologies Corp.	38,192	268,129
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,708,800	5,591,030
Hotai Motor Co. Ltd.	51,960	1,052,827
HTC Corp. (a)	99,000	154,691
Hua Nan Financial Holdings Co. Ltd.	1,476,755	1,017,473
IBF Financial Holdings Co. Ltd. (a)	413,946	158,020
Innolux Corp.	1,260,663	655,783
International Games Systems Co. Ltd.	18,000	476,301
Inventec Corp.	448,000	786,994
King Yuan Electronics Co. Ltd.	153,000	408,782
King's Town Bank Co. Ltd.	132,000	171,794
Kinsus Interconnect Technology Corp.	38,000	121,660
Largan Precision Co. Ltd.	14,000	1,110,217
Lien Hwa Industrial Corp.	159,731	330,937
Lite-On Technology Corp.	317,000	1,098,035
Lotes Co. Ltd.	12,398	391,187
Macronix International Co. Ltd.	275,340	256,579
Makalot Industrial Co. Ltd.	29,459	338,001
MediaTek, Inc.	227,000	7,006,136
Mega Financial Holding Co. Ltd.	1,642,281	1,973,153
Merida Industry Co. Ltd.	30,000	164,334
Micro-Star International Co. Ltd.	102,000	591,726
momo.com, Inc.	11,484	159,442
Nan Ya Plastics Corp.	805,000	1,560,422
Nan Ya Printed Circuit Board Corp.	30,000	216,628
Nanya Technology Corp.	168,000	368,546
Nien Made Enterprise Co. Ltd.	26,000	278,007
Novatek Microelectronics Corp.	80,000	1,303,447
Oneness Biotech Co. Ltd.	44,270	243,909
Pegatron Corp.	286,000	754,102
PharmaEssentia Corp. (a)	40,000	401,720
Phison Electronics Corp.	24,000	403,146
Polaris Group (a)	48,001	108,275
Pou Chen Corp.	343,000	345,366
Powerchip Semiconductor Manufacturing Corp.	428,000	368,082
Powertech Technology, Inc.	101,000	469,009
Poya International Co. Ltd.	9,313	153,476
President Chain Store Corp.	78,000	657,783
Primax Electronics Ltd.	64,000	134,191
Qisda Corp.	237,000	352,142
Quanta Computer, Inc.	394,000	3,116,012
Radiant Opto-Electronics Corp.	64,000	283,089
Realtek Semiconductor Corp.	68,000	1,017,859
Ruentex Development Co. Ltd.	254,658	290,147
Ruentex Industries Ltd.	107,790	206,582
Shin Kong Financial Holding Co. Ltd. (a)	2,224,432	595,720
Silicon Motion Tech Corp. sponsored ADR	4,705	296,321
Simplo Technology Co. Ltd.	26,000	336,539
SINBON Electronics Co. Ltd.	29,000	238,808
Sino-American Silicon Products, Inc.	77,000	470,908
Sinopac Financial Holdings Co.	1,780,075	1,089,582
Synnex Technology International Corp.	180,000	413,362
Ta Chen Stainless Pipe Co. Ltd.	278,350	329,230
Taichung Commercial Bank Co. Ltd.	493,455	247,451
Taishin Financial Holdings Co. Ltd.	1,783,663	977,314
Taiwan Business Bank	847,110	361,077
Taiwan Cement Corp.	946,600	963,587
Taiwan Cooperative Financial Holding Co. Ltd.	1,516,818	1,230,845
Taiwan Fertilizer Co. Ltd.	102,000	221,536
Taiwan High Speed Rail Corp.	335,000	316,154
Taiwan Mobile Co. Ltd.	251,000	784,749
Taiwan Semiconductor Manufacturing Co. Ltd.	3,453,000	69,138,243
Tatung Co. Ltd. (a)	246,000	343,305
TECO Electric & Machinery Co. Ltd.	217,000	318,323
The Shanghai Commercial & Savings Bank Ltd.	679,218	960,166
Tong Hsing Electronics Industries Ltd.	24,060	110,328
Tripod Technology Corp.	63,000	376,263
Tung Ho Steel Enterprise Corp.	65,300	153,952
Uni-President Enterprises Corp.	679,000	1,569,416
Unimicron Technology Corp.	183,000	1,026,895
United Integrated Services Co.	23,000	203,522
United Microelectronics Corp.	1,652,000	2,573,787
United Renewable Energy Co. Ltd.	198,004	81,747
Vanguard International Semiconductor Corp.	125,000	293,357
Voltronic Power Technology Corp.	10,250	438,410
Walsin Lihwa Corp.	419,374	473,608
Walsin Technology Corp.	48,000	164,570
Wan Hai Lines Ltd.	202,000	315,447
Win Semiconductors Corp.	55,000	271,064
Winbond Electronics Corp.	401,517	349,077
Wisdom Marine Lines Co. Ltd.	70,000	114,983
Wistron Corp.	411,000	1,505,117
Wiwynn Corp.	15,000	1,057,733
WPG Holding Co. Ltd.	241,040	671,172
Yageo Corp.	47,775	840,494
Yang Ming Marine Transport Corp.	241,000	367,559
YFY, Inc.	180,000	172,250
Yuanta Financial Holding Co. Ltd.	1,814,638	1,564,715
Yulon Finance Corp.	42,699	238,065
Yulon Motor Co. Ltd.	92,368	204,298
Zhen Ding Technology Holding Ltd.	90,000	289,801
TOTAL TAIWAN		178,131,192
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	24,300	149,352
Advanced Information Service PCL NVDR	129,700	797,157
Airports of Thailand PCL:
(For. Reg.)	335,700	563,325
NVDR	294,600	494,357
Asset World Corp. PCL NVDR	1,207,900	135,221
B. Grimm Power PCL:
(For. Reg.)	11,600	9,031
NVDR	157,900	122,932
Bangkok Bank PCL:
(For. Reg.)	11,400	45,149
NVDR	68,700	272,085
Bangkok Chain Hospital PCL NVDR	172,600	109,387
Bangkok Commercial Asset Management PCL:
(For. Reg.)	59,300	13,142
NVDR	94,100	20,854
Bangkok Dusit Medical Services PCL:
(For. Reg.)	172,600	133,328
NVDR	536,900	414,739
Bangkok Expressway and Metro PCL:
(For. Reg.)	573,400	118,331
NVDR	475,000	98,024
Banpu PCL NVDR	650,300	113,131
Berli Jucker PCL:
(For. Reg.)	39,000	25,902
NVDR	91,600	60,836
BTS Group Holdings PCL:
(For. Reg.)	313,800	52,465
NVDR	559,900	94,282
Bumrungrad Hospital PCL:
(For. Reg.)	23,000	155,074
NVDR	30,700	206,990
Carabao Group PCL:
(For. Reg.)	8,100	17,136
NVDR	50,800	107,473
Central Pattana PCL:
(For. Reg.)	91,900	166,953
NVDR	95,900	174,220
Central Plaza Hotel PCL NVDR (a)	75,600	92,292
Central Retail Corp. PCL:
(For. Reg.)	176,708	164,661
NVDR	233,500	217,581
Charoen Pokphand Foods PCL:
(For. Reg.)	251,200	131,346
NVDR	279,900	146,352
Chularat Hospital PCL NVDR unit	775,000	64,461
Com7 PCL NVDR	96,400	57,106
CP ALL PCL:
(For. Reg.)	186,700	273,896
NVDR	439,900	645,349
Delta Electronics PCL:
(For. Reg.)	274,000	604,386
NVDR	363,700	802,105
Electricity Generating PCL NVDR	33,800	124,686
Energy Absolute PCL:
(For. Reg.)	126,300	140,700
NVDR	142,800	159,081
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	44,294	61,138
NVDR	47,200	65,149
Gulf Energy Development PCL:
(For. Reg.)	288,000	351,539
NVDR	504,900	616,292
Gunkul Engineering PCL NVDR	477,300	40,976
Hana Microelectronics PCL NVDR	86,600	115,719
Home Product Center PCL:
(For. Reg.)	164,700	48,543
NVDR	361,600	106,576
Indorama Ventures PCL NVDR	263,700	174,796
Intouch Holdings PCL:
(For. Reg.)	45,100	93,333
NVDR	81,000	167,627
IRPC PCL:
(For. Reg.)	672,700	36,763
NVDR	758,800	41,468
Jaymart Group Holdings PCL NVDR	100,100	40,331
JMT Network Services PCL:
NVDR	93,622	53,789
warrants (a)	3,605	172
Kasikornbank PCL:
(For. Reg.)	58,200	196,449
NVDR	103,500	349,354
KCE Electronics PCL NVDR	83,800	104,210
Kiatnakin Bank PCL:
warrants 3/17/24 (a)	4,316	1
warrants 3/17/26 (a)	4,316	197
(For. Reg.)	51,800	70,830
Krung Thai Bank PCL:
(For. Reg.)	166,000	74,148
NVDR	309,600	138,290
Krungthai Card PCL:
(For. Reg.)	54,000	66,347
NVDR	93,500	114,878
Land & House PCL:
(For. Reg.)	205,900	44,275
NVDR	248,400	53,414
Minor International PCL:
(For. Reg.)	233,456	200,029
NVDR	148,448	127,193
Muangthai Leasing PCL:
(For. Reg.)	29,100	34,677
NVDR	69,100	82,342
Ngern Tid Lor PCL NVDR	196,532	120,140
Osotspa PCL:
(For. Reg.)	72,200	42,184
NVDR	104,900	61,290
PTT Exploration and Production PCL:
(For. Reg.)	88,300	371,371
NVDR	112,300	472,310
PTT Global Chemical PCL:
(For. Reg.)	9,000	8,457
NVDR	217,000	203,910
PTT Oil & Retail Business PCL NVDR	472,500	237,282
PTT PCL:
(For. Reg.)	317,500	300,359
NVDR	883,700	835,991
Ratch Group PCL NVDR unit	80,500	68,393
SCB X PCL:
(For. Reg.)	6,250	18,231
NVDR	109,600	319,694
SCG Packaging PCL NVDR	176,900	156,345
Siam Cement PCL:
(For. Reg.)	2,600	19,722
NVDR	40,400	306,457
Siam Global House PCL NVDR	317,766	135,796
Sri Trang Agro-Industry PCL NVDR	89,000	43,205
Sri Trang Gloves Thailand PCL NVDR	136,100	27,517
Srisawad Corp. PCL:
(For. Reg.)	26,600	29,278
NVDR	68,500	75,953
Thai Beverage PCL	1,203,200	469,743
Thai Life Insurance PCL	318,800	74,681
Thai Oil PCL:
(For. Reg.)	62,275	95,479
NVDR	63,277	97,015
Thai Union Frozen Products PCL:
(For. Reg.)	86,400	36,897
NVDR	196,700	84,000
Thanachart Capital PCL:
(For. Reg.)	28,000	39,908
NVDR	47,900	68,216
Thonburi Healthcare Group PCL NVDR	48,400	63,725
TISCO Financial Group PCL:
(For. Reg.)	8,600	23,903
NVDR	46,800	130,076
TMBThanachart Bank PCL:
(For. Reg.)	1,955,587	98,291
NVDR	4,664,671	234,454
True Corp. PCL	617,650	104,666
True Corp. PCL NVDR	1,670,449	283,072
VGI PCL:
(For. Reg.)	97,360	4,307
NVDR	303,240	13,413
warrants (For. Reg.) (a)	116,340	259
WHA Corp. PCL:
(For. Reg.)	369,000	49,033
NVDR	705,800	93,787
TOTAL THAILAND		17,884,533
Turkey - 0.3%
AG Anadolu Grubu Holding A/S	17,544	132,397
Akbank TAS	433,131	564,376
Aksa Akrilik Kimya Sanayii	20,118	61,756
Aksa Enerji Uretim A/S	35,272	41,892
Alarko Holding AS	19,695	69,642
Anadolu Efes Biracilik Ve Malt Sanayii A/S	27,409	127,177
Arcelik A/S	29,526	137,778
Aselsan A/S	164,772	274,756
Bera Holding A/S	78,276	33,611
Bim Birlesik Magazalar A/S JSC	62,814	788,668
Coca-Cola Icecek Sanayi A/S	11,467	202,170
Dogan Sirketler Grubu Holding A/S	160,124	69,812
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	236,463	78,314
Enerjisa Enerji A/S (c)	34,232	62,778
Enka Insaat ve Sanayi A/S	246,119	302,204
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	251,044	356,897
Ford Otomotiv Sanayi A/S	9,847	286,210
Haci Omer Sabanci Holding A/S	198,007	473,729
Hektas Ticaret A/S (a)	146,675	86,134
Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	30,391	73,211
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	95,920	84,841
Kayseri Seker Fabrikasi A/S	41,170	49,439
Koc Holding A/S	182,248	965,143
Kontrolmatik Enerji Ve Muhendislik A/S	11,789	94,211
Koza Altin Isletmeleri A/S	132,578	90,701
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	23,901	38,752
Migros Turk Ticaret A/S	13,154	177,077
Nuh Cimento Sanayi A/S	7,790	81,635
Otokar Otomotiv ve Savunma Sanayi A.S.	5,333	85,588
Oyak Cimento Fabrikalari A/S (a)	40,831	84,905
Pegasus Hava Tasimaciligi A/S (a)	6,152	152,558
Petkim Petrokimya Holding A/S (a)	177,193	126,829
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	53,352	53,484
Sasa Polyester Sanayi A/S	134,468	170,605
Sok Marketler Ticaret A/S	43,806	92,102
TAV Havalimanlari Holding A/S (a)	23,832	108,616
Tekfen Holding A/S	22,549	31,046
Tofas Turk Otomobil Fabrikasi A/S	17,316	140,605
Turk Hava Yollari AO (a)	102,447	920,824
Turk Traktor ve Ziraat Makinalari A/S	3,433	91,354
Turkcell Iletisim Hizmet A/S	173,238	391,348
Turkiye Is Bankasi A/S Series C	485,758	410,441
Turkiye Petrol Rafinerileri A/S	115,435	570,613
Turkiye Sise ve Cam Fabrikalari A/S	185,065	300,666
Yapi ve Kredi Bankasi A/S	378,198	272,198
TOTAL TURKEY		9,809,093
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	420,120	1,029,440
Abu Dhabi Islamic Bank	201,152	613,377
Abu Dhabi National Oil Co. for Distribution PJSC	403,007	389,517
ADNOC Drilling Co. PJSC	244,590	244,394
Aldar Properties PJSC	540,608	750,650
Dubai Electricity & Water Authority PJSC	1,279,065	874,080
Dubai Islamic Bank Pakistan Ltd.	401,000	689,996
Emaar Properties PJSC	880,127	1,780,406
Emirates NBD Bank PJSC	350,243	1,687,826
Emirates Telecommunications Corp.	495,078	2,585,278
First Abu Dhabi Bank PJSC	628,081	2,503,466
Multiply Group (a)	512,123	402,956
TOTAL UNITED ARAB EMIRATES		13,551,386
United Kingdom - 7.2%
3i Group PLC	137,144	4,293,286
Abrdn PLC	270,871	578,418
Admiral Group PLC	37,617	1,198,951
Ashtead Group PLC	63,921	4,213,989
Associated British Foods PLC	47,814	1,418,522
AstraZeneca PLC (United Kingdom)	219,531	29,104,727
Auto Trader Group PLC (c)	130,383	1,199,508
Aviva PLC	387,283	2,121,745
B&M European Value Retail SA	132,815	872,889
BAE Systems PLC	432,391	6,449,597
Barclays PLC	2,031,175	3,774,589
Barratt Developments PLC	139,101	952,632
Beazley PLC	97,124	670,199
Bellway PLC	16,626	581,536
Berkeley Group Holdings PLC	16,451	1,000,929
BP PLC	2,413,218	14,094,197
British American Tobacco PLC (United Kingdom)	317,018	9,346,835
British Land Co. PLC	135,324	655,115
BT Group PLC	807,601	1,148,336
Bunzl PLC	47,828	1,948,689
Burberry Group PLC	52,001	861,983
Centrica PLC	794,997	1,394,883
CK Hutchison Holdings Ltd.	380,500	1,965,214
Coca-Cola European Partners PLC	29,293	2,018,288
Compass Group PLC	252,323	6,949,927
ConvaTec Group PLC (c)	232,060	708,756
Croda International PLC	20,322	1,237,483
DCC PLC (United Kingdom)	14,326	1,045,021
Derwent London PLC	16,376	444,121
Diageo PLC	316,039	11,414,653
Diploma PLC	19,168	791,906
Dowlais Group PLC	196,136	224,701
DS Smith PLC	191,428	685,578
Entain PLC	90,926	1,115,662
Flutter Entertainment PLC (a)	25,111	5,182,403
Games Workshop Group PLC	4,763	597,881
Halma PLC	53,865	1,497,010
Hargreaves Lansdown PLC	49,299	478,446
Hiscox Ltd.	49,235	648,289
Howden Joinery Group PLC	76,908	782,453
HSBC Holdings PLC (United Kingdom)	2,751,996	21,486,769
IG Group Holdings PLC	55,070	497,953
IMI PLC	37,448	799,665
Imperial Brands PLC	128,225	3,078,058
Inchcape PLC	57,328	497,665
Informa PLC	195,126	1,922,379
InterContinental Hotel Group PLC	24,287	2,301,268
Intermediate Capital Group PLC	41,806	946,236
International Consolidated Airlines Group SA CDI (a)	358,181	672,033
Intertek Group PLC	22,874	1,302,441
ITV PLC	502,126	381,807
J Sainsbury PLC	252,176	863,512
JD Sports Fashion PLC	357,743	530,667
Johnson Matthey PLC	28,052	578,403
Kingfisher PLC	271,993	756,230
Land Securities Group PLC	107,980	916,301
Legal & General Group PLC	845,960	2,733,817
Lloyds Banking Group PLC	9,519,062	5,102,749
London Stock Exchange Group PLC	55,235	6,247,855
M&G PLC	331,906	942,619
Man Group PLC	167,330	502,788
Marks & Spencer Group PLC	280,473	879,012
Melrose Industries PLC	191,654	1,434,953
National Grid PLC	522,896	6,964,507
NatWest Group PLC	780,894	2,203,791
Next PLC	17,974	1,928,879
Nomad Foods Ltd.	22,313	401,411
Ocado Group PLC (a)	103,872	719,528
Pearson PLC	101,049	1,239,647
Pennon Group PLC	38,093	340,823
Persimmon PLC	44,702	828,802
Phoenix Group Holdings PLC	137,302	879,410
Reckitt Benckiser Group PLC	104,161	7,530,932
RELX PLC (London Stock Exchange)	274,139	11,314,833
Rentokil Initial PLC	356,849	1,837,683
Rightmove PLC	115,020	814,017
Rolls-Royce Holdings PLC (a)	1,190,507	4,519,702
RS GROUP PLC	65,860	655,696
Sage Group PLC	144,875	2,162,809
Schroders PLC	131,241	675,599
Segro PLC	174,338	1,948,236
Severn Trent PLC	38,923	1,281,519
Smith & Nephew PLC	124,218	1,737,189
Smiths Group PLC	49,682	1,021,558
Spectris PLC	14,905	699,086
Spirax-Sarco Engineering PLC	10,495	1,330,696
SSE PLC	154,587	3,292,386
St. James's Place PLC	78,827	653,529
Standard Chartered PLC (United Kingdom)	313,685	2,370,689
Subsea 7 SA (b)	33,364	452,213
Tate & Lyle PLC	56,371	445,065
Taylor Wimpey PLC	507,857	953,826
Tesco PLC	1,008,499	3,654,417
The Weir Group PLC	36,963	852,312
Tritax Big Box REIT PLC	274,801	578,800
Unilever PLC	356,366	17,340,855
Unite Group PLC	55,201	711,455
United Utilities Group PLC	96,947	1,305,757
Vodafone Group PLC	3,227,640	2,743,953
Whitbread PLC	26,908	1,226,254
WPP PLC	153,120	1,480,746
TOTAL UNITED KINGDOM		272,143,137
United States of America - 4.7%
Bausch Health Cos., Inc. (Canada) (a)	40,862	320,767
Brookfield Renewable Corp.	18,461	515,746
CSL Ltd.	68,466	13,445,185
CyberArk Software Ltd. (a)	5,962	1,392,008
DHT Holdings, Inc.	18,667	207,577
Experian PLC	130,507	5,432,014
Ferrovial SE	70,774	2,708,350
Fiverr International Ltd. (a)(b)	4,565	122,890
Flex Ltd. (a)	61,550	1,461,197
Globant SA (a)	6,002	1,415,332
GSK PLC	580,810	11,487,108
Haleon PLC	680,264	2,763,073
Holcim AG	75,218	5,766,757
ICON PLC (a)	11,698	3,051,657
InMode Ltd. (a)	9,917	234,934
James Hardie Industries PLC CDI (a)	62,289	2,340,225
JBS SA	94,900	448,794
Legend Biotech Corp. ADR (a)	7,327	403,425
Monday.com Ltd. (a)	3,608	757,824
Nestle SA (Reg. S)	378,286	43,105,919
Parade Technologies Ltd.	10,000	354,845
QIAGEN NV (Germany)	31,850	1,390,752
Reliance Worldwide Corp. Ltd.	109,407	299,129
Roche Holding AG:
(Bearer)	3,825	1,160,421
(participation certificate)	99,498	28,328,708
Sanofi SA	157,717	15,794,651
Schneider Electric SA	76,310	14,991,110
Spotify Technology SA (a)	20,119	4,332,627
Stratasys Ltd. (a)(b)	8,143	107,650
Swiss Re Ltd.	40,789	4,684,153
Tenaris SA	65,467	1,041,089
Waste Connections, Inc. (Canada)	36,437	5,656,414
TOTAL UNITED STATES OF AMERICA		175,522,331
Zambia - 0.0%
First Quantum Minerals Ltd.	79,974	725,711
TOTAL COMMON STOCKS (Cost $3,341,780,562)		3,602,441,818

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	747,379	2,315,572
Bradespar SA (PN)	34,209	157,360
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	26,129	241,755
Companhia Energetica de Minas Gerais (CEMIG) (PN)	203,434	473,026
Companhia Paranaense de Energia-COPEL (PN-B)	206,400	422,015
Gerdau SA	166,100	705,382
Itau Unibanco Holding SA	684,550	4,529,216
Itausa-Investimentos Itau SA (PN)	782,457	1,579,317
Metalurgica Gerdau SA (PN)	95,300	190,623
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	654,900	5,346,905
TOTAL BRAZIL		15,961,171
Chile - 0.0%
Embotelladora Andina SA Class B	52,026	132,555
Sociedad Quimica y Minera de Chile SA (PN-B)	20,529	889,781
TOTAL CHILE		1,022,336
Colombia - 0.0%
Bancolombia SA (PN)	64,902	511,352
Germany - 0.2%
Henkel AG & Co. KGaA	23,369	1,791,433
Porsche Automobil Holding SE (Germany)	22,178	1,107,214
Sartorius AG (non-vtg.)	3,826	1,409,539
Volkswagen AG	25,969	3,340,005
TOTAL GERMANY		7,648,191
Korea (South) - 0.2%
Hyundai Motor Co. Ltd.	2,787	246,436
Hyundai Motor Co. Ltd. Series 2	5,716	505,080
LG Chemical Ltd.	1,168	236,800
Samsung Electronics Co. Ltd.	116,269	5,087,507
TOTAL KOREA (SOUTH)		6,075,823
Russia - 0.0%
AK Transneft OAO (a)(d)	168	50,407
Sberbank of Russia (Russia) (a)(d)	109,390	701
Surgutneftegas OJSC (a)(d)	841,000	15,130
TOTAL RUSSIA		66,238
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $33,655,507)		31,285,111

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (g) (Cost $3,489,186)	3,500,000	3,489,258

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	123,008,427	123,033,028
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	5,561,653	5,562,209
TOTAL MONEY MARKET FUNDS (Cost $128,595,048)		128,595,237

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $3,507,520,303)	3,765,811,424
NET OTHER ASSETS (LIABILITIES) - 0.3% (j)	9,487,060
NET ASSETS - 100.0%	3,775,298,484

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	821	Mar 2024	91,664,650	1,527,655	1,527,655
ICE MSCI Emerging Markets Index Contracts (United States)	793	Mar 2024	38,888,720	(469,866)	(469,866)
TME S&P/TSX 60 Index Contracts (Canada)	57	Mar 2024	10,775,499	177,365	177,365

TOTAL FUTURES CONTRACTS					1,235,154
The notional amount of futures purchased as a percentage of Net Assets is 3.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,822,399 or 1.6% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,489,258.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Includes $961,518 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	78,761,332	128,912,542	84,640,846	1,106,157	-	-	123,033,028	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	9,334,323	21,108,303	24,880,417	26,428	-	-	5,562,209	0.0%
Total	88,095,655	150,020,845	109,521,263	1,132,585	-	-	128,595,237

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.